As filed with the Securities and Exchange Commission on March 1, 1999
                                   Registration No. 2-89550



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                               PRE-EFFECTIVE AMENDMENT NO. ( )

                       POST-EFFECTIVE AMENDMENT NO. 25 (X)


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                              Amendment No. 19 (X)

                        (Check appropriate box or boxes)

                           FUTUREFUNDS SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                            Englewood, Colorado 80111
        (Address of Depositor's Principal Executive Officers) (Zip Code)

                      Depositor's Telephone Number, including Area Code:
                                        (800) 537-2033

                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                            Englewood, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                       Jorden Burt Berenson & Johnson, LLP
                      1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-0805

 It is proposed that this filing will become effective (check appropriate space)


           Immediately upon filing pursuant to paragraph (b) of Rule 485. On May
               1, 1999 , pursuant to paragraph (b) of Rule 485.
          X 60 days after filing pursuant to paragraph (a) of Rule 485. On , pursuant to paragraph (a)(i) of Rule 485. 75 days after filing pursuant to paragraph (a)(ii) of Rule 485. On , pursuant to paragraph (a)(ii) of Rule 485.


        If appropriate, check the following:

           Thispost-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           FUTUREFUNDS SERIES ACCOUNT


                              Cross Reference Sheet
                         Showing Location in Prospectus
                     and Statement of Additional Information
                             As Required by Form N-4

FORM N-4 ITEM                                             PROSPECTUS CAPTION

1. Cover Page........................................Cover Page


2. Definitions.......................................Definitions


3. Synopsis..........................................Fee Table; Key Features of
                                                     the Annuity

4. Condensed Financial Information...................Appendix A
   Information                                       Condensed Financial

                                                     Information

5. General Description of Registrant,................Great-West Life & Annuity
   Depositor and Portfolio Companies                 Insurance Company;
                                                     FutureFunds Series Account;
                                                     Investments of the Series
                                                     Account; Voting Rights

6. Deductions........................................Charges; and Deductions;;
                                                     Distribution of the
                                                     Contracts


7. General Description of............................The Group Contracts;
   Variable Annuity Contracts                        Investments of the Series

Account; Statement of                                Additional Information


8. Annuity Period....................................Annuity Payment Options

9. Death Benefit                        Death Benefit; Annuity
                                        Payment Options


FORM N-4 ITEM                                          PROSPECTUS CAPTION


10. Purchases and Contract Value....................The Group Contracts
                                                    Distribution of the
                                                    Contracts; Cover Page;
                                                    Great-West Life & Annuity
                                                    Insurance Company

11. Redemptions.....................................The Group Contracts- Loans
                                                    & Distributions Free look


12. Taxes...........................................Federal Tax Consequences

13. Legal Proceedings...............................Legal Proceedings

14. Table of Contents of............................Statement of Additional
    Statement of Additional Information                          Information

                             STATEMENT OF ADDITIONAL

FORM N-4 ITEM                                     INFORMATION CAPTION

15. Cover Page.....................................Cover Page

16. Table of Contents..............................Table of Contents

17. General Information and History................Not Applicable

18. Services.......................................Custodian and Accountants

19. Purchase of Securities Being Offered...........Not Applicable

20. Underwriters...................................Underwriter

21. Calculation of Performance Data................Calculation of
                                                   Performance Data

22. Annuity Payments...............................Not Applicable

23. Financial Statements...........................Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS



                                  FUTUREFUNDS SERIES ACCOUNT
                                              Of
                         Great-West Life & Annuity Insurance Company
                               GROUP VARIABLE ANNUITY CONTRACTS
                                        Distributed by
                                 BenefitsCorp Equities, Inc.
                      8515 East Orchard Road, Englewood, Colorado 80111
                                        (800) 701-8255
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

Overview

This prospectus describes a group flexible premium deferred variable annuity contract designed to provide a retirement program that qualifies for special federal income tax treatment. The Contract provides an annuity insurance contract whose value is based on the investment performance of the Investment Divisions you select. BenefitsCorp Equities, Inc. ("BCE") is the principal underwriter and distributor of the Group Contracts. Great-West Life & Annuity Insurance Company (we, us, Great-West or GWL&A) issues the Group Contracts in connection with:
        opension or  profit-sharing  plans  described  in Section  401(a) of the
         Internal Revenue Code of 1986 (Code) (401(a) Plans);
        o cash or deferred  profit  sharing  plans  described in Code Section
          401(k)  (401(k)   Plans);
        o tax sheltered annuities described in Code Section 403(b) (403(b) Plans); o deferred compensation plans described in Code Section 457(b) or (f) (457(b) or (f)
         Plans);
        oqualified  governmental  excess benefit plans described in Code Section
         415(m) (415(m) Plans);
        o nonqualified deferred compensation plans (NQDC Plans)

Participation in the Group Contracts

You may be eligible to participate in the Group Contract if you participate in one of the Plans described above. The owner of a Group Contract will be an employer, plan trustee, certain employer or employee associations, as applicable ("Group Policyholder"). As a participant, you will receive a Certificate describing your interest under the Group Contract and we will establish a participant annuity account ("Participant Annuity Account") in your name. This Participant Annuity Account will reflect the dollar value of the Contributions made on your behalf.

Allocating your money

You can allocate your Contributions among 27 Investment Divisions of the FUTUREFUNDS Series Account (the "Series Account"). Each Investment Division invests all of its assets in one of 29 corresponding mutual funds (Eligible Funds). Each Eligible Fund is offered by one of the following fund families:
    Maxim Series Fund, Inc.
    Fidelity Variable Investment Products Fund
    Fidelity Variable Investment Products II Fund
    Janus Aspen Series
    Stein Roe Variable Series

You can also allocate your money to certain options where you can earn a fixed rate of return on your investment. Your interest in a fixed option is not considered a security and is not subject to review by the Securities and Exchange Commission.

The Investment Divisions and the Fixed Options available to you will depend on the terms of the Group Contract. Please consult with the Group Policyholder for more information.

Payment options

The Group Contract offers you a variety of payment options. You can select from options that provide for fixed or variable payments or a combination of both. If you select a variable payment option, your payments will reflect the investment experience of the Investment Divisions you select. Income can be guaranteed for your lifetime and/or your spouse's lifetime or for a specified period of time, depending on your needs and circumstances.

This Prospectus presents important information you should read before participating in the Group Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Group Contract in the Statement of Additional Information dated MONTH X, 1999 which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is legally a part of this prospectus. It may be obtained without charge by contacting Great-West at its Administrative Offices or by calling
(800) 701-8255 or, you can obtain it by visiting the Securities and Exchange Commission's web site at www.sec.gov

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of the prospectus.
Any representation to the contrary is a criminal offense.

                        The date of this prospectus is MONTH X, 1999.

                                      TABLE OF CONTENTS

                                      Page

Definitions...............................................................3
Key Features of the Annuity...............................................4
Fee Table.................................................................5
Condensed Financial Information...........................................8
Great-West Life & Annuity Insurance Company...............................8
FutureFunds Series Account................................................8
Investments of the Series Account.........................................8
        The Eligible Funds................................................8
The Group Contracts.......................................................11
Accumulation Period.......................................................11
        Application and Initial Contribution..............................11
        Subsequent Contribtions...........................................12
Making Transfers..........................................................12
Loans.....................................................................14
Total and Partial Withdrawals.............................................14
Cessation of Contributions................................................14
Death Benefit.............................................................15
Charges and Deductions....................................................16
Payment Options...........................................................19
        Periodic Payments.................................................19
        Annuity Payment Options...........................................20
Federal Tax Consequences..................................................22
Performance Related Information...........................................27
Voting Rights.............................................................29
Distribution of the Group Contracts.......................................29
State Regulation..........................................................30
Restrictions Under the Texas Optional Retirement Program..................30
Reports...................................................................30
Year 2000.................................................................30
Rights Reserved by Great-West.............................................30
        Adding and Discontinuing Investment Options.......................31
        Substitution of Investments.......................................31
Legal Matters.............................................................31
Available Information.....................................................31
Appendix A, Condensed Financial Information...............................32
Appendix B, Net Investment Factor Calculation ............................36

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this prospectus, and, if given or made, such other information or representations must not be relied on.

                      The Group Contract is not available in all states.

Definitions

Accumulation  Period:  The period  between the  effective  date of your  participation  in the
Group  Contract  and the  Annuity  Commencement  Date.  During  this  period,  you are  making
Contributions to the Group Contract.
Accumulation Unit: An accounting measure we use to determine your Variable Account Value during the Accumulation Period.
Administrative  Offices:  The  Administrative  Offices of GWL&A are located at 8515 E. Orchard
Rd., Englewood, Colorado 80111.
Annuity Commencement Date: The date payments begin under an annuity payment option.
Annuity  Unit:  An  accounting  measure we use to determine  the dollar value of each variable annuity payment after the first payment.
Contribution(s): Amount(s) paid to us under the Group Contract on your behalf.
Certificate:  The  document  you  receive  when you  enroll as a  participant  under the Group
Contract.  This document describes all of your rights under the Group Contract.
Eligible Fund: A mutual fund in which an Investment Division invests all of its assets.
Fixed  Annuity:  An annuity with payments that remain fixed  throughout the payment period and which do not reflect the investment experience of an Investment Division.
Fixed  Options:  Investment  options  that  provide  a fixed  rate of  return to which you can allocate  Contributions  or make  Transfers.  There are currently three types of Fixed Options they are the Daily Interest Guaranteed  Sub-Account,  the Guaranteed Certificate Funds and the
Guaranteed Fixed Fund.  Please see your Certificate for more information  concerning the Fixed
Options.  Your interest in the Fixed Options are not  securities and are not subject to review by the Securities and Exchange  Commission.  Please see your  Certificate for more information about the Fixed Options.
Group  Contract:  An  agreement  between  GWL&A and the Group  Policyholder  providing a fixed and/or variable deferred annuity issued in connection with certain retirement plans.
Group Policyholder:  Depending on the type of plan and the employer's  involvement,  the Group
Policyholder  will be an employer,  plan trustee,  certain  employer  associations or employee associations.
Guaranteed Account Value: The sum of the value of each of your Guaranteed Sub-Accounts.
Guaranteed  Sub-Accounts:  The subdivisions of your Participant Annuity Account reflecting the value credited to you from the Fixed Options.
Investment  Division:  The Series Account is divided into Investment  Divisions,  one for each
Eligible  Fund.  You  select  one or more  Investment  Divisions  to which you  allocate  your
Contributions.  Your Variable  Account Value will reflect the  investment  performance  of the corresponding Eligible Funds.
Participant:  The person to whom a Certificate  under the Group Contract is issued;  sometimes referred to as "you," "your" or "yours" in this Prospectus.
Participant  Annuity  Account:  A separate  record we establish in your name that reflects all transactions you make under the Group Contract.
Participant  Annuity  Account  Value:  The  total  value  of your  interest  under  the  Group
Contract.  It is the total of your Guaranteed and Variable Account Values.
Premium Tax: The amount of tax, if any, charged by a state or other government authority.
Request:  Any  Request,  either  written,  by telephone  or  computerized,  which is in a form satisfactory to GWL&A and received by GWL&A at its Administrative Offices.
Series Account:  The segregated  investment  account  established by GWL&A to provide variable funding options for the Group  Contracts.  It is registered as a unit  investment  trust under the Investment Company Act of 1940 and consists of the individual Investment Divisions.
Transfer:  When you move  your  Participant  Annuity  Account  Value  between  and  among  the
Investment Divisions and Fixed Options.
Transfer to Other  Companies:  The  Transfer of all or a portion of your  Participant  Annuity
Account Value to another company.
Valuation  Date:  The  date  on  which  we  calculate  the  accumulation  unit  value  of each
Investment  Division.  This  calculation  is made as of the close of  business of the New York
Stock  Exchange  (generally  4:00 p.m.  ET). It is also the date on which we will  process any
Contribution  or Request  received.  Contributions  and Requests  received  after the close of trading on the New York Stock  Exchange  (generally  4:00 p.m. ET) will be deemed to have been received  on the  next  Valuation  Date.  Your  Participant  Annuity  Account  Value  will  be determined  on each day  that the New York  Stock  Exchange  is open for  trading.  On the day after  Thanksgiving,  however,  you can only submit  transaction  Requests by automated  voice response unit, via the Internet or by an automated computer link.
Valuation Period: The period between the ending of two successive Valuation Dates.
Variable Account Value: The total of your Variable Sub-Accounts.
Variable Sub-Account: A subdivision of your Participant Annuity Account reflecting the value credited to you from an Investment Division.

Key Features
Following are some of the key features of the Group Contract. These topics are discussed in more detail throughout the prospectus so please be sure to read it carefully. Purpose of the Group Contract The Group Contract is designed to provide a tax deferred annuity retirement program and is issued in connection with:
    o401(a) Plans     o403(b) Plans
    o401(k) Plans     o457(b) or (f) Plans
    o415(m) Plans     oNQDC Plans.
Participation in the Group Contract
You must complete an application to participate under the Group Contract. After we approve your application, we will issue you a Certificate. The Certificate describes all of your rights under the Group Contract. Once you become a participant, you may make unlimited Contributions, subject to the terms of your plan. There is no minimum amount for your Contributions. Please consult your employer or the Group Policyholder, as the case may be, for information concerning eligibility. Allocation of Contributions You may allocate your Contributions to the Investment Divisions and/or the Fixed Options. In your application, you instruct us how you would like your Contributions allocated. For some plans, if you do not provide complete allocation instructions in your application, we will allocate your Contributions to an investment option specified by the Group Policyholder. Thereafter, you may change your allocation instructions as often as you like by Request. You may allocate your
Contributions to the Investment Divisions where your investment returns will reflect the investment performance of the corresponding Eligible Funds or to the Fixed Options where your Contributions will earn a fixed rate of return. The Eligible Funds are described more fully in their accompanying prospectuses. Free Look Period The free look period applies only to Group Contracts issued under 403(b) Plans. Within ten (10) days (or longer where required by law) after you receive your Certificate, you may cancel your interest in the Group Contract for any reason by delivering or mailing the Certificate, along with your Request to cancel, to our Administrative Offices or to an authorized agent of GWL&A. We must receive it in person or postmarked prior to the expiration of the free look period. Upon cancellation, GWL&A will refund the greater of all Contributions made, less partial distributions or your Participant Annuity Account Value. Your Participant Annuity Account When we issue you a Certificate, we will establish a Participant Annuity Account in your name that will reflect all transactions you make under the Group Contract, including the amount of Contributions made on your behalf. We will send you a statement of your Participant Annuity Account
Value at least annually. You may also check your Participant Annuity Account Value by using KeyTalk(R), or through the Internet. Charges and Deductions Under the Group Contracts You will pay certain charges under the Group Contract. These charges vary by Group Contract and may include:

An  annual contract  maintenance  charge
A  contingent  deferred sales charge
A mortality and expense risk charge
A Premium Tax

In addition, you indirectly pay the management fees and other expenses of an Eligible Fund when you allocate your money to the corresponding Investment Division. Total and Partial Withdrawals You may withdraw all or part of your Participant Annuity Account Value at any time before the Annuity Commencement Date. Amounts you withdraw may be subject to a Contingent Deferred Sales Charge. In addition, there may be certain tax consequences when you make a withdrawal. Making Transfers You can Transfer your Participant Annuity Account Value among the Investment Divisions as often as you like before the Annuity Commencement Date. After the Annuity Commencement Date, you may continue to Transfer among the Investment Divisions if you have selected a variable annuity payment option. You can also transfer between the Investment Divisions and the Fixed Options. Transfers before the Annuity Commencement Date involving certain of the Fixed Options are subject to restrictions that are more fully described in your Certificate. Annuity Payment Options We provide you with a wide range of annuity options, giving you the flexibility to choose an annuity payment schedule that meets your needs. Payments may be made on a variable, fixed, or combination basis. Under a variable annuity payment option your payments will continue to reflect the performance of the Investment Divisions you select. Death Benefit We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.
    o If you die before age 70, the death benefit is the greater of (1) your Participant Annuity Account Value, less any Premium Taxes, or (2) the sum of all Contributions, less any withdrawals and Premium Taxes.
    o If you die at or after age 70 the death benefit is your Participant Annuity Account Value, less any Premium Taxes.

                                          FEE TABLE

The purpose of this table and the examples that follow is to assist you in understanding the various costs and expenses that you will bear directly or indirectly when investing in the Group Contract. The table and examples reflect the maximum amount of each type of charge shown. The actual charges you may pay under your Group Contract may be lower. Please contact your employer or your BCE representative for more information about the charges that are applicable to your Certificate. In addition to the expenses listed below, Premium Tax may be applicable.

PARTICIPANT TRANSACTION EXPENSES

        Sales  Load   Imposed  on  Purchases   (as  a  percentage   of  purchase
        payments)..None Contingent Deferred Sales Load (as a percentage of amount distributed)..6%

        Transfer Fee.......................................................None

Maximum Periodic Mortality and Expense Risk Charge1 ......................1.00%

Annual Contract Fee.....................................................$30


Investment Division Annual Expenses (as a percentage of average Series Account value)(Expenses vary by Group Contract)

 Maximum Daily Mortality and Expense Risk
                  Charge
                   1.25%

                                ELIGIBLE FUND ANNUAL EXPENSES
  (as a percentage of Eligible Fund net assets, before any applicable fee waivers or expense reimbursements)
            Eligible Fund               Management Fees   Other Expenses       Total
                                  Eligible Fund
                                    Expenses
Maxim International Equity                   1.00%             .20%            1.20%
Maxim INVESCO ADR                            1.00%             .30%            1.30%
Janus Aspen Series Worldwide Growth           .66%             .08%             .74%
Maxim INVESCO Small-Cap Growth                .95%             .15%            1.10%
Maxim Small-Cap Aggressive Growth            1.00%             .11%            1.11%
Maxim Small-Cap Index                         .60%              0%              .60%
Maxim Small-Cap Value                        1.00%             .28%            1.28%
Maxim MidCap Growth                          1.00%             .05%            1.05%
Maxim Mid-Cap (managed by Ariel)              .95%             .11%            1.06%
American Century VP Capital                  1.00%              0%             1.00%
Appreciation
Fidelity VIP Growth                             .60%             .09%             .69%
Maxim Blue Chip                              1.00%             .15%            1.15%
Maxim Growth Index                            .60%              0%              .60%
Maxim Stock Index                             .60%              0%              .60%
Maxim T. Rowe Price Equity-Income             .80%             .11%             .91%
Maxim Value Index                             .60%              0%              .60%
Fidelity VIP II Contrafund                    .61%             .10%             .71%
Fidelity VIP II Asset Manager                .55%             .10%             .65%
Maxim INVESCO Balanced                       1.00%              0%             1.00%
Stein Roe Balanced                            .45%             .15%             .60%
Maxim Bond                                    .60%              0%              .60%
Maxim Corporate Bond                          .90%              0%              .90%
Maxim U.S. Government Securities              .60%              0%              .60%
Maxim Money Market                            .46%              0%              .46%
Maxim Aggressive Profile+                     .25%              0%              .25%
Maxim Moderately Aggressive Profile+          .25%              0%              .25%
Maxim Moderate Profile+                       .25%              0%              .25%
Maxim Moderately Conservative Profile+        .25%              0%              .25%
Maxim Conservative Profile+                   .25%              0%              .25%

                                  Minimum Total Maxim Series      Maximum Total Maxim Series
                                  Fund Annual Expenses*           Fund Annual Expenses**
Aggressive Profile                            1.16%                           1.51%
Moderately Aggressive Profile                 1.08%                           1.44%
Moderate Profile                              1.02%                           1.35%
Moderately Conservative Profile               1.00%                           1.26%
Conservative Profile                          0.85%                           1.11%

+ Each Profile Portfolio will primarily invest in shares of other Maxim Portfolios ("Underlying Portfolios"). Therefore, each Profile Portfolio willbear its pro rata share of the fees and expenses incurred by the Underlying Portfolios, in addition to its own expenses.

* The Minimum Fees are determined by assuming the allocation of each Profile Portfolio's assets to those Underlying Portfolios (please see the Maxim Series Fund prospectus for the Profile Portfolios for further information on the Profile Portfolios) with the lowest Total Annual Expenses.

** The Maximum Fees are determined by assuming the allocation of each Profile Portfolio's assets to those Underlying Portfolios (please see the Maxim Series Fund prospectus for the Profile Portfolios for further information on the Profile Portfolios) with the highest Total Annual Expenses.

 A portion of the brokerage commissions that these Eligible Funds pay was used to reduce their expenses. In addition, the Eligible Funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the Total Eligible Fund Expenses presented in the table would have been .67% for Fidelity VIP Growth and .65% for Fidelity VIP II Asset Manager.

                                           EXAMPLES

If you continue your interest under the Group Contract, or if you elect to take annuity payments, at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and an assessment of the maximum mortality and expense risk charge that is assessed as a daily deduction from the Investment Divisions:

                 Investment Division                       1 Year           3 Year        5 Year    10 Year
------------------------------------------------------ ---------------- ---------------- --------- ----------
Maxim Money Market
Maxim Bond, Maxim Stock Index, Maxim U.S. Government Securities, Maxim Small-Cap
Index,  Maxim Total ReturnValue Index, Maxim Growth Incdex Maxim Mid-Cap (Growth
Fund I),  Maxim  INVESCO  Small-Cap  Growth  Maxim  International  Equity  Maxim
Corporate  Bond Maxim  Small-Cap  Value (Ariel Value) Maxim  INVESCO ADR,  Maxim
Small-Cap Aggressive Growth Maxim INVESCO Balanced,  American Century VP Capital
Appreciation Maxim T. Rowe Price Equity/Income  Fidelity VIP Growth Fidelity VIP
II Asset Manager  Fidelity VIP II Contrafund  Janus Aspen Worldwide Growth Stein
Roe Balanced  Fund,  Variable  Series Maxim Blue Chip Maxim MidCap  Growth Maxim
Aggressive  Profile Maxim Moderately  Aggressive  Profile Maxim Moderate Profile
Maxim Moderately Conservative Profile Maxim Conservative Profile

                                       Examples (con't)

If you make a total withdrawal at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and an assessment of the maximum mortality and expense risk charge that is assessed as a daily deduction from the Investment Divisions and Contingent Deferred Sales Charge under any Group Contract:

               Investment Division                     1 Year         3 Year         5 Year        10 Year
--------------------------------------------------- ------------- ---------------- ------------ ---------------
Maxim Money Market
        Maxim Bond, Maxim Stock Index, Maxim U.S. Government Securities, Maxim Small-Cap
Index, Maxim
Total ReturnValue Index, Maxim Growth Index
Maxim   Mid-Cap   (Growth  Fund  I),  Maxim  INVESCO   Small-Cap   Growth  Maxim
International  Equity Maxim  Corporate Bond Maxim  Small-Cap Value (Ariel Value)
Maxim INVESCO ADR, Maxim  Small-Cap  Aggressive  Growth Maxim INVESCO  Balanced,
American  Century VP  Capital  Appreciation  Maxim T. Rowe  Price  Equity/Income
Fidelity VIP Growth  Fidelity VIP II Asset  Manager  Fidelity VIP II  Contrafund
Janus Aspen Worldwide Growth Stein Roe Balanced Fund, Variable Series Maxim Blue
Chip Maxim MidCap Growth Maxim Aggressive  Profile Maxim  Moderately  Aggressive
Profile Maxim  Moderate  Profile  Maxim  Moderately  Conservative  Profile Maxim
Conservative Profile

The above Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown, subject to the guarantees in the Group Contracts.

Please note that while GWL&A currently intends to pay any Premium Tax levied by any governmental entity, GWL&A reserves the right to, in the future and with prior notice to Participants, deduct the Premium Tax, if any, from Participant Annuity Account Values.

CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Investment Division. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Participant Annuity Account Value, such as the Contract Maintenance Charge or the Periodic Mortality and Expense Risk Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a fuller picture of each Investment Division's finances and performance, you should also review the Series Account's financial statements, which are contained in the SAI.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

GWL&A is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica
Corporation prior to changing to its current name in February of 1982. In September of 1990, GWL&A redomesticated and is now organized under the laws of the state of Colorado.

GWL&A is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in Puerto Rico, the District of Columbia, the U.S. Virgin Islands, Guam and 49 states in the United States.

GWL&A is a wholly-owned subsidiary of The Great-West Life Assurance Company. The Great-West Life Assurance Company is a subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

GWL&A has primary responsibility for administration of the Group Contracts and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Englewood, Colorado 80111.

FUTUREFUNDS SERIES ACCOUNT

We originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists pursuant to Colorado law as a result of our redomestication. The Series Account consists of Investment Divisions and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as a unit investment trust. This registration does not involve supervision of the management of the Series Account or GWL&A by the Securities and Exchange Commission.

We do not guarantee the investment performance of the Investment Divisions. The portion of your Participant Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Investment Divisions.

The Series Account and its Investment Divisions are administered and accounted for as part of our general business. However, the income, gains, or losses of each Investment Division are credited to or charged against the assets held in that Investment Division, without regard to other income, gains or losses of any other Investment Division and without regard to any other business GWL&A may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business GWL&A may conduct. Nevertheless, all obligations arising under the Group Contracts are generally corporate obligations of GWL&A.

The Series Account currently has twenty-seven Investment Divisions available for allocation of Contributions. Each Investment Division invests in shares of an Eligible Fund each having a specific investment objective. If we decide to make additional Investment Divisions available to Group Policyholders, we may or may not make them available to you based on our assessment of marketing needs and investment conditions.

INVESTMENTS OF THE SERIES ACCOUNT

The Eligible Funds

Some Eligible Funds may not be available under your Group Contract because the Group Policyholder may decide to offer only a select number of Eligible Funds under its plan. Please consult with your Group Policyholder or employer, as the case may be, or one of our authorized representatives for more information concerning the availability of Eligible Funds under your Group Contract. Each Eligible Fund is a separate mutual fund having its own investment objectives and policies.

Each Eligible Fund is registered with the Securities and Exchange Commission as an open-end management investment company or portfolio thereof. The Securities and Exchange Commission does not supervise the management or the investment practices and policies of any of the Eligible Funds.

The following sets forth the investment objective of each Eligible Fund and summarizes its principle investment strategy. There is no assurance that any of the Eligible Funds will achieve their respective objectives.


Maxim Series Fund, Inc.

Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Maxim Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

Maxim Bond Portfolio seeks maximum total return consistent with the preservation of capital. This portfolio invests primarily in bonds issued by the U.S. Government and its agencies and by domestic or foreign corporations.

Maxim Stock Index Portfolio seeks investment results that track the total return of the common stocks that comprise Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P Mid-Cap Index, weighted according to their respective pro-rata shares of the market.1

Maxim U.S. Government Securities Portfolio seeks the highest level of return consistent with preservation of capital and substantial credit protection. This portfolio invests at least 65% of its total assets in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities.

Maxim Small-Cap Index Portfolio seeks investment results that track the total return of the common stocks that comprise the S&P Small-Cap 600 Stock Index.1

Maxim Mid-Cap Portfolio (sub-advised by Ariel) seeks long-term appreciation. This portfolio will invest primarily in equity securities of mid-cap companies which are believed to be undervalued but demonstrate a strong potential for growth.

Maxim International Equity Portfolio seeks long-term capital growth. This portfolio invests primarily in commons stocks of foreign companies.

Maxim Corporate Bond Portfolio seeks high total investment return through a combination of current income and capital preservation. This portfolio will invest at least 65% of its total assets in corporate debt securities of any maturity. It may also invest up to 20% of its total assets in preferred stocks or foreign securities and up to 35% in below investment grade quality securities.

Maxim Small-Cap Value Portfolio (Ariel Value Investment Division) seeks long term appreciation by investing primarily in small-cap common stocks. This portfolio will emphasize small companies that are believed to be undervalued and may invest in mid-sized companies with similar characteristics.

Maxim INVESCO Small-Cap Growth Portfolio seeks to achieve long-term capital growth. This portfolio will invest primarily in a diversified group of equity securities of emerging growth companies with market capitalizations of $1 billion or less at the time of initial purchase.

Maxim INVESCO ADR Portfolio seeks a high total return through capital appreciation and current income, while reducing risk through diversification. This portfolio invests primarily in foreign securities that are issued in the form of American Depositary Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission and traded in the U.S.

Maxim INVESCO Balanced Portfolio seeks high total return on investment through capital appreciation and current income. This portfolio invests 50% to 70% in common stocks and at least 25% in fixed income securities.

Maxim T. Rowe Price  Equity/Income  Portfolio seeks substantial  dividend income
and  also   capital   appreciation.   This   portfolio   invests   primarily  in
dividend-paying common stocks of established companies.

Maxim Value Index Portfolio seeks investment results that track the total return of the common stocks that comprise the Russell 1000 Value Index.2

Maxim Growth Index Portfolio seeks investment results that track the total return of the common stocks that comprise the Russell 1000 Growth Index.2

Maxim Small-Cap Aggressive Growth Portfolio seeks long-term capital growth. This portfolio seeks to build a core small-cap portfolio of solid growth companies' stock with a small emphasis on companies that have experienced significant business problems but which are believed to have favorable prospects for recovery.

Maxim Blue Chip Portfolio seeks long-term growth of capital and income. This portfolio invests primarily in common stocks of large, well established, stable and mature companies, commonly known as "Blue Chip" companies.

Maxim MidCap Growth Portfolio seeks long-term appreciation. This portfolio will invest primarily in a diversified portfolio of mid-cap companies emphasizing companies whose earnings are expected to grow at a faster rate than the average mid-cap company.

Maxim Profile Portfolios
Each of the following five Maxim Profile Portfolios seeks to provide an asset allocation program designed to meet certain investment goals based on an investor's risk tolerance.

Maxim  Aggressive   Profile  Portfolio  seeks  long-term  capital   appreciation
primarily through investments in other Maxim Series Fund, Inc. portfolios that emphasize equity investments.

Maxim Moderately Aggressive Profile Portfolio seeks long-term capital appreciation primarily through investments in other Maxim Series Fund, Inc. portfolios that emphasize equity investments, though income is a secondary consideration.

Maxim Moderate Profile Portfolio seeks long-term capital appreciation primarily through investments in other Maxim Series Fund, Inc. portfolios with a relatively equal emphasis on equity and fixed income investments.

Maxim Moderately Conservative Profile Portfolio seeks capital appreciation primarily through investments in other Maxim Series Fund, Inc. portfolios that emphasize fixed income investments, and to a lesser degree equity investments.

Maxim Conservative Profile Portfolio seeks capital preservation primarily through investments in other Maxim Series Fund, Inc. portfolios that emphasize fixed income investments.

American Century Variable Portfolios, Inc.

American Century VP Capital Appreciation Fund seeks capital growth. The fund will seek to achieve its investment objective by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.. This portfolio is closed to new investments.

Fidelity Variable Insurance Products and Variable Insurance Products II

Fidelity VIP Growth Portfolio seeks capital appreciation primarily by investing in common stocks.

Fidelity VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments. This portfolio is closed to new investments. Fidelity VIP II Contrafund Portfolio seeks long-term capital appreciation by investing primarily in common stocks. The fund invests its assets in securities of companies whose value its investment advisor believes is not fully recognized by the public.


Janus Aspen Series

Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests in common stocks of companies of any size throughout the world.

SteinRoe Variable Investment Trust

Stein Roe Balanced Fund, Variable Series seeks high total investment return through investment in a changing mix of securities. The Portfolio's assets are allocated among equities, debt securities and cash.

Eligible Fund Investment Advisers

Maxim  Series  Fund,  Inc.  is advised by GW Capital  Management,  LLC.  8515 E.
Orchard  Road,   Englewood,   Colorado  80111,  a  wholly  owned  subsidiary  of
Great-West.

American Century Variable Portfolios, Inc. is advised by American Century Investment Management, Inc. American Century Tower, 4500 Main Street, Kansas City, Missouri, 64111.

Fidelity Variable Insurance Products and Variable Insurance Products II are advised by Fidelity Management & Research Company, 2 Devonshire Street, Boston Massachusetts 02109.

The Janus Aspen Series is advised by Janus Capital Corporation, 100 Fillmore Street, Suite 300, Denver, Colorado 80206.

The SteinRoe Variable Investment Trust are advised by Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, Illinois 60606.

Maxim Series Fund Sub-Advisers

GW Capital Management, LLC hires sub-advisers to manage the investment and reinvestment of assets of a number of the Maxim Series Fund, Inc. portfolios. These sub-advisers are subject to the review and supervision of GW Capital Management, LLC. and the board of directors of Maxim Series Fund, Inc.

Ariel Capital Corporation serves as the sub-adviser to the Maxim Mid-Cap Portfolio and the Maxim Small-Cap Value (Ariel Value) Portfolio. Ariel is located at 307 N. Michigan Avenue, Chicago, Illinois 60601.

Founders Asset Management, Inc. serves as the sub-adviser of the Maxim Blue Chip Portfolio. Founders is located at 2930 East Third Avenue, Denver, CO 80206.

INVESCO Capital Management, Inc. serves as the sub-adviser to the Maxim INVESCO ADR Portfolio. INVESCO Capital Management, Inc. is located at 1315 Peachtree Street, Atlanta, Georgia 30309.

INVESCO Trust Company serves as the sub-adviser of the Maxim INVESCO Small-Cap Growth Portfolio and the Maxim INVESCO Balanced Portfolio. INVESCO Trust Company is located at 7800 E. Union Avenue, Denver, Colorado 80237.

Loomis, Sayles & Company, LP ("Loomis Sayles") serves as the sub-adviser to the Maxim Corporate Bond Portfolio and the Maxim Small-Cap Aggressive Growth Portfolio. Loomis Sayles is located at One Financial Center, Boston, Massachusetts 02111.

Templeton Investment Counsel, Inc. serves as the sub-adviser of the Maxim International Equity Portfolio. Templeton is located at Broward Financial Centre, 500 East Broward Blvd, Suite 2100, Fort Lauderdale, Florida 33394.

T. Rowe Price Associates, Inc. serves as the sub-adviser to the Maxim T. Rowe Price Equity/Income Portfolio and the Maxim MidCap Growth Portfolio. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202.

Reinvestment and Redemption

All dividend distributions and capital gains made by an Eligible Fund will be automatically reinvested in shares of that Eligible Fund on the date of distribution. We will redeem Eligible Fund shares to the extent necessary to make annuity or other payments under the Group Contracts.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated objectives.

Where to Find More Information About the Eligible Funds

Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at 800-701-8255, or by writing to Great-West at D790 - Savings Communications, P.O. Box 1700, Denver, Colorado 80201-9952. The Eligible Funds' prospectuses should be read carefully before you make a decision to invest in an the Investment Division.

THE GROUP CONTRACTS

Group Contract Availability

The Group Contract is generally purchased by employers or certain associations or organizations to fund their retirement plans. We issue the Group Contract in connection with: o 401(a) Plans; o 401(k) Plans; o 403(b) Plans; o 457 (b) or
(f) Plans o 415(m) Plans; and o NQDC Plans The Group Contract is generally owned by the employer, association or organization. For Group Contracts issued in connection with certain 403(b) Plans, the Group Policyholder has no right, title or interest in the amounts held under the Group Contract and the Participants make all elections under the Group Contract. For all other Plans, Participants have only those rights that are specified in the Plan.

Purchasing an Interest in the Group Contract

Eligible organizations may acquire a Group Contract by completing and sending to us the appropriate forms. Once we approve the forms, we issue a Group Contract to the Group Policyholder. If you are eligible to participate in the plan, you may purchase an interest in a Group Contract by completing an enrollment form and giving it to your employer or Group Policyholder, as applicable or a BCE representative. Your application will be forwarded to us for processing. Please consult with your employer or the Group Policyholder, as the case may be, for information concerning your eligibility to participate in the plan and the Group Contract.

Contributions

Your employer will send us contributions on your behalf. There is no minimum amount or number of Contributions. You can make Contributions at any time before your Annuity Commencement Date.

Certificate and Participant Annuity Account

When we approve your application we will issue you a certificate and establish a Participant Annuity Account in your name to reflect all of your transactions under the Group Contract. You will receive a statement of your Participant Annuity Account Value no less frequently than annually. You may also review your Participant Annuity Account Value through KeyTalk(R) or via the Internet.

ACCUMULATION  PERIOD

Application and Initial Contribution

For 403(b) Plans (other than employer-sponsored plans):

If your application is complete, we will allocate your initial Contributions to the Investment Divisions according to the instructions in your application, within two business days of our receipt at our Administrative Offices. If your application is incomplete, we will immediately place your initial Contributions in the Maxim Money Market Investment Division while we try to complete the application. Upon completion of your application, the initial Contribution will be allocated to the Investment Divisions according to your instructions in the application. If your application remains incomplete after 105 days we will return your Contribution along with investment earnings (if any).

For all other plans:

If your application is complete we will allocate your initial Contributions to the Investment Divisions pursuant to instructions in your application, within two business days of receipt at our Administrative Offices. If your application is incomplete, we will contact you or the Group Policyholder to obtain the missing information. If your application remains incomplete for five business days, we will immediately return your Contributions. If we complete an application within five business days of our receipt of the incomplete application, we will allocate your initial Contribution within two business days of the application's completion in accordance with your allocation instructions. However, if your application is incomplete solely because you have not provided complete allocation instructions, we will consider the application to be complete if the Group Policyholder has directed us to allocate your initial Contribution to a specified Investment Division or Fixed Option as authorized by the specific retirement plan.

Free Look Return Privilege

If we issue you a Certificate in connection with a 403(b) Plan, you may cancel your interest in the Group Contract for any reason by delivering or mailing your Certificate together with a Request to cancel, to our Administrative Offices or to an authorized agent of GWL&A within 10 days after your receive it (or longer where required by law). We must receive it in person or postmarked prior to the expiration of the free look period. Upon cancellation, we will refund the greater of (1) Contributions less withdrawals or (2) your Participant Annuity Account Value.

Subsequent Contributions

We  will  allocate   subsequent   Contributions   according  to  the  allocation
instructions you provided in the application. We will allocate Contributions on the Valuation Date we receive them.

You may change your allocation instructions at any time by Request. Such change will be effective the later of (1) the date you specify in your Request or (2) the Valuation Date we receive your request at our Administrative Offices. Once you change your allocation instructions, those instructions will be effective for all subsequent Contributions until changed.

Participant Annuity Account Value

Before the Annuity Commencement Date, your Participant Annuity Account Value is the total value of your Variable and Guaranteed Sub-Accounts.

Before the Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions to an Investment Division we credit you with Accumulation Units. We determine the number of Accumulation Units credited to you by dividing your Contribution to an Investment Division by that Investment Division's Accumulation Unit value. We determine the Accumulation Unit value on each Valuation Date.

We calculate each Investment Division's Accumulation Unit value at the end of each Valuation Period by multiplying the value of that unit at the end of the prior Valuation Period by the Investment Division's Net Investment Factor for the Valuation Period. The formula used to calculate the Net Investment Factor is set forth in Appendix B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Investment Division.

The value of an Investment Division's assets is determined at the end of each Valuation Date. A Valuation Period is the period between two successive Valuation Dates. On the day after Thanksgiving, you can only submit transaction Requests by KeyTalk(R), or through the Internet.

Your Variable Account Value will reflect the investment performance of the selected Investment Division(s) which in turn reflect the investment performance of the corresponding Eligible Funds, which we factor in by using the Net Investment Factor referred to above. Making Transfers

Prior to your Annuity Commencement Date, you can Transfer your Participant Annuity Account Value among the Investment Divisions and the Fixed Options subject to the following limitations:

       You  may  Transfer  all or a portion of your  Participant  Annuity
         Account Value held in any of the Investment Divisions and/or the Daily Interest Guaranteed Fixed Option at any time by Request.

       You  may  Transfer  all or a portion of your  Participant  Annuity
         Account Value held in any of the Guaranteed Certificate Funds Fixed Options only at Certificate maturity by Request. (See your Certificate for more information).

       You  may  Transfer  all or a portion of your  Participant  Annuity
         Account into the Guaranteed Fixed Fund (GFF) at any time. However, the percentage available for Transferring out of the GFF will range from 20% to 100% of the previous December 31 account balance. (See your Certificate for more information).

Your Request must specify:
o       the amounts being Transferred,
o the Investment Division(s) or Fixed Options from which the Transfer is to be made, and
o the Investment Division(s) or Fixed Options that will receive the Transfer. Currently, there is no limit on the number of Transfers you can make among the Investment Divisions each calendar year. However, we reserve the right to limit the number of Transfers you make. There is no charge for Transfers

You may make Transfers by telephone or through the Internet. We will use reasonable procedures in monitoring and accepting telephonic and Internet Transfer Requests designed to ensure that those Requests are genuine such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. We will not be liable for losses resulting from telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to suspend telephone or Internet transaction privileges at any time, for some or all Group Contracts, and for any reason. Withdrawals are not permitted by telephone.

A Transfer will take effect on the later of the date designated in the Request or the Valuation Date that we receive the Transfer Request at our Administrative Offices. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Fixed Options. Please see your Certificate for more information..

Possible Restrictions

We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. Transfer restrictions may be necessary to protect investors from the negative effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which must be borne by you.

Although you are permitted to make transfers by telephone or through the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Investment Divisions may also be subject to terms and conditions imposed by the Eligible Funds.

Automatic Custom Transfers

Dollar Cost Averaging

Dollar cost averaging allows you to make systematic Transfers from one Investment Division to another Investment Division. It does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.

You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annual or annual basis. Your Transfer will be initiated on the Valuation Date you select one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payments from the annuity.

Dollar cost averaging Transfers must meet the following conditions:

The minimum amount that can be Transferred out of an Investment Division is $100 per month.

You must: (1) specify the dollar amount to be Transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and (3) the percent of the dollar amount to be allocated to each Investment Division into which you are transferring money. The Accumulation Unit values will be determined on the Transfer date.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time for any reason.

Rebalancer

Because the value of your Variable Sub-Accounts will fluctuate with the investment performance of the Investment Division, your asset allocation plan percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Valuation Date.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the transaction date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

On a Rebalancing Valuation Date your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. You can change your allocation instructions at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from the annuity.

Rebalancer Transfers must meet the following conditions:

Your entire Variable Account Value must be included.

You must specify the percentage of your Variable Account Value you'd like allocated to each Investment Division and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time, by Request.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time and for any reason.

Loans

Loans are not available under Section 415(m), NQDC 457(b) or 457(f) Plans.

Under Section 401(a), 401(k) or 403(b) Plans, loans may be available under your Group Contract.

Consult your employer or Group Policyholder, as the case may be, for complete details.

Total and Partial Withdrawals

You may Request to make a total or partial withdrawal at any time before your Annuity Commencement Date.

The right to a total or partial withdrawal is subject to any limitations or restrictions contained in the underlying retirement plan.

When we receive a Request for a partial withdrawal 30 days prior to the Annuity Commencement Date, we may delay the Annuity Commencement Date by up to 30 days.

A Request for partial withdrawal must specify the Investment Division(s) or Fixed Option(s)) from which the partial withdrawal is to be made.

The amount available for any withdrawal is your Participant Annuity Account Value as determined on the Valuation Date you Request the withdrawal to be made. We will process your withdrawal Request on the later of the date selected in the Request or the Valuation Date on which we receive the Request at out Administrative Offices.

Withdrawal proceeds attributable to the Investment Divisions will generally be paid by us within seven days of the Valuation Date on which we process your Request, though payment may be postponed for a period in excess of seven days as permitted by the Investment Company Act of 1940. You may apply the amount payable upon a total withdrawal to an Annuity Payment Option instead of receiving a lump-sum payment.

After a total withdrawal of your Participant Annuity Account Value or at any time such value is zero, all of your rights under the Group Contract will terminate.

Withdrawal Requests must be in writing. If your instructions are not clear, your Request will be denied and will not be processed.

There are additional conditions that apply to a partial or total withdrawals of your Guaranteed Account Value. Certain restrictions apply to partial or total withdrawal under a Group Contract issued in connection with a 403(b) Plan (See "Federal Tax Consequences:
403(b) Plans.")

You may have to pay a Contingent Deferred Sales Charge upon a partial or total withdrawal. (See " Charges and Deductions"). In addition, there may be certain tax consequences to you when you make withdrawals. (See "Federal Tax Consequences.")

Cessation of Contributions
In the future, either GWL&A or the Group Policyholder may determine that the investment options under the Group Contract are inappropriate. Should this occur, then GWL&A or the Group Policyholder, as applicable, shall provide the other party 60 days' written notice that no future Contributions or Transfers will be made (this is referred to as a Date of Cessation).

In the event that a Date of Cessation is declared and the Group Contract is terminated the Group Policyholder must, by Request, elect one of the following Cessation Options:


       Cessation Option (1):

        GWL&A will maintain each Participant Annuity Account until the value of an account is applied to a payment option.

       Cessation Option (2):

        GWL&A will pay, within seven (7) days of the Date of Cessation, the Variable Account Values of the Participant Annuity Accounts as of the date the Request is received (at such later date as may be specified in the Request) to either the Group Policyholder or a person designated in writing by the Group Policyholder as the successor provider of the Group Policyholder's plan. GWL&A will pay the sum of the Guaranteed Account Values of the Participant Annuity Accounts as of the Date of Cessation to either the Group Policyholder or a person designated in writing by the Group Policyholder as the successor provider of the Group Policyholder's plan, in 20 equal quarterly installments. The amount of the installment will be the amount determined by GWL&A on the date of the first such payment, but will not be less than $514.80 for each $10,000 of Guaranteed Contract Value. The first payment will be made thirty (30) days after the date this Cessation Option is elected.

If the Group Policyholder has not elected a cessation option within thirty (30) days of the Date of Cessation, Cessation Option (1) will be deemed to have been elected.

CESSATION OPTION (2) MAY NOT BE AVAILABLE IN ALL GROUP CONTRACTS.

Death Benefit

Payment of Death Benefit

We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.

       If you die prior to age 70, the death benefitwill be the greater of:(1) your Participant Annuity Account Value less any Premium Taxes, or (2) the sum of all Contributions paid less any withdrawals and any applicable Premium Tax.

       If you die on or after your 70th birthday, the death benefit will be your Participant Annuity Account Value, less any Premium Taxes.

You designate the beneficiary to whom the death benefit will be paid.

Your beneficiary may elect to receive the death benefit:

under any of the Annuity Payment Options,

as a lump-sum payment, or

as a partial  lump-sum  payment with the balance applied toward an Annuity
  Payment Option.

Your beneficiary must make this election within 60 days after we receive adequate proof of your death. If no election is made within the 60 day period, a lump-sum payment to your beneficiary will be made.

Your Participant Annuity Account Value, for purposes of determination of the death benefit, will be calculated at the end of the Valuation Period during which we receive both proof of death and an election by the person receiving payment are received at GWL&A's Administrative Offices. If no election is made, your Participant Annuity Account Value will be determined 60 days after the date on which proof of death is received.

Distribution of the Proceeds

If the beneficiary Requests a lump-sum or partial lump-sum payment,, the proceeds will be paid within seven (7) days of GWL&A's receipt of such election and adequate proof of death.

If the beneficiary Requests any Annuity Payment Option, the annuity payment shall commence thirty (30) days after the receipt of both such election and adequate proof of death.

We will pay the death benefit in accordance with any applicable laws and regulations governing payment of death benefits, subject to postponement in certain circumstances as permitted by the Investment Company Act of 1940.

You may designate or change a beneficiary by sending us a Request. Each change of beneficiary revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

if there is more than one primary surviving beneficiary, the Participant Annuity Account Value will be shared equally among them;

        if any primary beneficiary dies before the Participant, that beneficiary's interest will pass to any other named surviving primary beneficiary or beneficiaries, to be shared equally;

        if  there is no surviving  primary  beneficiary,  the  Participant
         Annuity Account Value will pass to any surviving contingent beneficiary and, if more than one contingent beneficiary survives the Participant, it will be shared equally among them;

        if no beneficiary survives the Participant, or if the designation of beneficiary was not adequately made, the Participant Annuity Account Value will pass to the Participant's estate.

CHARGES AND DEDUCTIONS

The charges and deductions we assess will vary by Group Contract. Please contact your employer or the Group Policyholder, as the case may be, or your BCE representative to determine the actual charges and deductions which are applicable to your Group Contract. Contract Maintenance Charge

We may deduct a Contract  Maintenance Charge from your Participant Annuity
  Account of not more than $30 on the first Valuation Date of each calendar year.

If your Participant Annuity Account is established after that date, the Contract Maintenance Charge will be deducted on the first day of the next quarter and will be pro-rated for the year remaining.

The deduction will be pro-rated between your Variable and Guaranteed Account.

No refund of this charge will be made.

The Contract Maintenance Charge on Section 403(b) Plan Group Contracts will be waived for an initial period of no less than 12 months and up to 15 months, depending on the date you began participating under the Group Contract.

This Charge is assessed to reimburse us for some of our administrative expenses relating to the establishment and maintenance of Participant Annuity Accounts.

Contingent Deferred Sales Charge

Withdrawals of all or a portion of your Participant Annuity Account Value, payments made under a periodic payment option that are not to be made for more than 36 months ("Certain Periodic Payments"), or Transfers to Other Companies may be subject to a Contingent Deferred Sales Charge ("CDSC"). The amount of the CDSC depends on the type of Plan, and the Group Contract, in which you participate. The CDSC is a percentage of the amounts you withdraw or Transfer to Other Companies.

Depending upon the Group Contract in which you participate, the CDSC will be based on one of the four levels described below. In addition, if your Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract and you were a participant under that contract, we will assess an additional CDSC on amounts withdrawn or Transferred to Other Companies as described below.

While the CDSC under any level will be a percentage of the amount withdrawn or Transferred to Other Companies, in no event will the amount of a CDSC exceed 8.5% of the Contributions made to your Participant Annuity Account. For the CDSC that applies under your Group Contract, please contact your employer or the Group Policyholder, as the case may be, or your BCE representative.

Level 1: 6% Capped Contingent Deferred Sales Charge

The contingent deferred sales charge for Level 1 Group Contracts will be an amount equal to 6% of:

      the amount of the total or partial withdrawal

      the amount Transferred to Other Companies; or

      the amount of Certain Periodic Payments

The cumulative total of all contingent deferred sales charges you pay will not exceed 6% of all Contributions made within 72 months of the total or partial withdrawals, Transfer to Other Companies or Certain Periodic Payments.

Level 2: 5% Level Charge for 5 Years

The contingent deferred sales charge for Level 2 Group Contracts will be an amount equal to 5% of the total or partial withdrawal, amounts Transferred to Other Companies or amount of Certain Periodic Payments, if such distribution occurs during the first five years of your participation in the Group Contract. If the distribution occurs in the your sixth year of participation or later, you will incur no contingent deferred sales charge.

Level 3: 5% Decreasing Charge
The contingent deferred sales charge for Level 3 Group Contracts will be an amount equal to the percentage of the amount withdrawn, Transferred to Other Companies or amount of Certain Periodic Payments based on the table below: Years of The applicable participation in percentage shall be this Group Contract 0-4 years 5% 5-9 years 4% 10-14 years 3% 15 or more years 0%

Level 4:  No Contingent Deferred Sales Charges

Under Level 4 Group Contracts we do not assess any contingent deferred sales charge.

Additional Contingent Deferred Sales Charges:

If the Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract, the charges applicable to your Group Contract (as described in Levels 1-4 above) will apply in addition to the following charges:

      an  amount  equal to a  percentage  of the  amount of the total or partial withdrawal , Transferred to Other Companies, or the amount of Certain Periodic Payments, based on the number of years of participation in the both the exchanged annuity contract and the Group Contract as illustrated below:

Number of Years of                Applicable
Participation in Both the         Percentage
Exchanged Annuity Contract
and this Group Contract
                             ---------------------
----------------------------
Less than 5 Years                     6%
More than 5Years but less             5%
than 10 Years
More than 10 Years                    4%

The additional contingent deferred sales charge applies only to amounts attributable to your fixed annuity contract on the date you exchanged that contract for an interest in the Group Contract (the "Exchanged Amount"). Thus the additional contingent deferred sales charge does not apply to Contributions made under the Group Contract (other than the Exchanged Amount), earnings on those Contributions or earnings on the Exchanged Amount. To determine whether this charge applies, we first consider amounts you withdraw to be withdrawn from Contributions (other than the Exchanged Amount), earnings on those Contributions and earnings on the Exchanged Amount. The charge will not be assessed unless and until the foregoing have been depleted.

The contingent deferred sales charges applicable to Participant Annuity Account Values derived from a previously exchanged Great-West annuity contract do not ever decrease below 4%.

Contingent Deferred Sales Charge Free Amount

You may be eligible for a Contingent Deferred Sales Charge "Free Amount."

        The Contingent Deferred Sales Charge "Free Amount" is an amount against which the Contingent Deferred Sales Charge will not be assessed.

        The "Free Amount" shall not exceed 10% of the Participant  Annuity
         Account Value at December 31 of the previous calendar year and will be applied on the first distribution, payment or Transfer to Another Company made in that year.

All additional distributions, payments or Transfers to Another Company during that calendar year will be subject to a Contingent Deferred Sales Charge without application of any "Free Amount." General Provisions Applicable to the Contingent Deferred Sales Charge.

The contingent deferred sales charge is deducted from your payment. Thus, for example (assuming a 6% contingent deferred sales charge):

        If you Request a withdrawal of $100, (and assuming that the entire withdrawal is subject to a 6% contingent deferred sales charge) you would receive a payment of $94.

The Contingent Deferred Sales Charge will not exceed 8.5% of Contributions made by the Participant under the Group Contract.

The Contingent Deferred Sales Charge is paid to GWL&A to cover expenses relating to the sale and distribution of the Group Contracts, including commissions, the cost of preparing sales literature, and other promotional activities. In certain circumstances, sales expenses associated with the sale and distribution of a Group Contract may be reduced or eliminated and, in such event, the Contingent Deferred Sales Charge applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:

       size of the prospective group,

       projected annual Contributions for all Participants in the group, and frequency of projected withdrawals .

We will notify a prospective purchaser of its eligibility for a reduction of the Contingent Deferred Sales Charge prior to the acceptance of an application for coverage.

It is possible that the Contingent Deferred Sales Charge will not be sufficient to enable GWL&A to recover all of its distribution expenses. In such case, the loss will be borne by GWL&A out of its general account assets.

Mortality and Expense Risk Deductions

We deduct a mortality and expense risk charge to compensate us for bearing certain mortality and expense risks under the Group Contracts. The level of this charge is guaranteed and will not increase above 1.25%. However, the amount charged and the methodology we use to calculate that amount may vary by Contract.

Depending on the terms of your Group Contract, we may assess this charge as:

        1) a daily deduction from the assets of each Investment Division (the "Daily M&E Deduction"); or
        2)a periodic deduction from your Participant Annuity Account Value (the "Periodic M&E Deduction")

You will never pay both a Daily M&E Deduction and a Periodic M&E Deduction. Please consult with your employer, or Group Policyholder, as the case may be, or your BCE representative for more information on how we calculate the mortality and expense risk charge under your Group Contract.

The Daily M&E Deduction

The Daily M&E Deduction is a charge we deduct from each Investment Division's Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. The amount of the Daily M&E Deduction that you will pay depends on the terms of your Group Contract. It will be assessed at a rate between 0% and 1.25%. Currently there are six annual rates as set forth in Appendix B. Additional rates may be created in the future. Only one rate will apply to your Group Contract.

We determine the daily rate of this mortality and expense risk charge by dividing the applicable annual rate under your Group Contract by 365. You will continue to pay the Daily M&E Deduction after the Annuity Commencement Date if you have selected a variable annuity payment option.

Periodic M&E Deduction

Unlike the Daily M&E Deduction, which is deducted from each Investment Division's Accumulation Unit Value on each Valuation Date, the Periodic M&E Deduction is assessed as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Therefore, the Periodic M&E Deduction is assessed against both your Guaranteed Sub-Account and Variable Sub-Account Values whereas the Daily M&E Deduction is assessed only against your Variable Sub-Account Value.

Depending on the terms of your Group Contract, we may assess this charge monthly, quarterly, semi-annually or annually. The level of this charge varies by Group Contract. It will be assessed at an annual rate ranging from 0% to 1.00% of Participant Annuity Account Value depending on your Group Contract.

For example, if the annual rate of the Periodic M&E Deduction under your Group Contract is 1.00% and the terms of your Group Contract require us to deduct the charge quarterly, we will deduct, at the end of each quarter, 0.25% of your Participant Annuity Account Value.

The Periodic M&E Deduction will appear on your Participant statements as a dollar amount charged against your Participant Annuity Account Value. We will deduct this charge on a pro rata basis from the value of your Variable and Guaranteed Sub-Accounts. However, we reserve the right to deduct this charge from your Variable Account Value only.

You should know that the two methods of deducting the mortality and expense risk charge may give rise to different investment results even where the charge is assessed at identical rates.

Participant Annuity Account Values and annuity payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payments determined in accordance with the Group Contract. This means that you can be sure that neither the person receiving payment's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payments under the Contract.

We bear substantial risk in connection with the death benefit before the Annuity Commencement Date, since we bear the risk of unfavorable experience in your Variable Sub-Accounts, see "Death Benefit" for additional information.

The expense risk assumed is the risk that our actual expenses in administering the Group Contracts and the Series Account will be greater than anticipated, or exceed the amount recovered through the Contract Maintenance Charge, or the Administrative Charge.

In certain circumstances, the risk of adverse mortality and expense experience associated with a Group Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:

        size of the prospective group,
        projected annual Contributions for all Participants in the group, frequency of projected distributions, type and frequency of administrative and sales services provided, and level of contract maintenance charge, administrative charge and contingent deferred sales charge.

GWL&A will notify a prospective purchaser of its eligibility for a reduction of the mortality and expense risk charge prior to the acceptance of an application for coverage.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge.

Premium Tax Deductions

GWL&A presently intends to pay any Premium Tax levied by any governmental entity as a result of the existence of the Participant Annuity Account or the Series Account. GWL&A reserves the right to deduct the Premium Tax from Participant Annuity Account Values instead of GWL&A making the Premium Tax payments. Notice will be given to all Participants prior to the imposition of any such deductions from the Participant Annuity Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Participant and the insurance tax laws and status of GWL&A in these states when the Premium Taxes are incurred.

Expenses of the Eligible Funds

The net asset value of the Eligible Funds reflect the deduction of the Eligible Funds' fees and deductions. You bear these costs indirectly when you allocate to an Investment Division.

PAYMENT OPTIONS

Periodic Payments

You may Request that all or part of your Participant Annuity Account Value be applied to a periodic payment option. The amount applied to a periodic payment option is your Participant Annuity Account Value, less Premium Tax, if any.

        A periodic payment option may not be used to effect Transfers under Revenue Ruling 90-24 for 403(b) Plan Participants.

        All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.

In Requesting periodic payments, you must elect:

        The  payment  frequency of either 12-, 6-, 3- or 1-month intervals
        A payment amount--a minimum of $50 is required The calendar day of the month on which payments will be made One payment option
        To allocate your payments from your Variable and/or Guaranteed Sub-Account(s)
         as follows:
      prorate  the  amount  to be  paid  across  all  Variable  and  Guaranteed
           Sub-Accounts in proportion to the assets in each sub-account, or select the Variable and/or Guaranteed  Sub-Account(s)  from which payments will be made.

         Once the Variable and/or Guaranteed Sub-Accounts have been depleted, we will automatically prorate the remaining payments against all remaining available Variable and/or Guaranteed Sub-Accounts unless you Request the selection of another Variable and/or Guaranteed Sub-Account.

You may change the withdrawal option and/or the frequency once each calendar year.

While periodic withdrawals are being received:

        You may continue to exercise all contractual rights that are available prior to electing an annuity payment option, except that no Contributions may be made.
        You may keep the same  investment  options as were in force before periodic payments began.
        Charges and fees under the Group Contract, if applicable, continue to apply, except as noted below:
               we will not deduct a  Contingent  Deferred  Sales Charge to periodic payments lasting a minimum of 36 months.
               we will deduct a Contingent  Deferred Sales Charge and/or a loss of interest charge on amounts partially withdrawn from a Guaranteed Sub-Account.

Periodic payments will cease on the earlier of the date:
        the  amount elected to be paid under the option  selected has been reduced to zero.
        the Participant Annuity Account Value is zero.
        You Request that withdrawals stop.
        You die.

Periodic Payment Options

If you choose to receive payments from the Group Contract through periodic payments, you may select from the following payment options.

Option 1--Income for a specified period (at least 36 months)

You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose.

Option 2--Income of a specified amount (at least 36 months)

You elect the dollar amount of the payments. Based on the amount elected, the duration may vary.

Option 3 - Interest Only

Your payments will be based on the amount of interest credited to your Guaranteed Sub-Account(s) between each period. This payment option is only available if 100% of your Participant Annuity Account is invested in the Guaranteed Sub-Account and you are less than 70 1/2 years of age.

Option 4 - Minimum Distribution.

You may Request to receive your minimum distribution from the Group Contract as specified under Internal Revenue Code Section 401(a)(9).

If you die while receiving periodic payments, your beneficiary must elect a payment option which complies with the distribution requirements of Internal Revenue Code Section 401(a)(9).

If periodic payments stop, the you may resume making Contributions. However, the selection of another periodic payment may not commence again for at least 36 months. We may limit the number of times you may restart a periodic payment program.

Periodic payments made for any purpose may be taxable, subject to withholding and to the 10% penalty tax. Retirement plans are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. A competent tax adviser should be consulted before a periodic payment option is Requested.

ANNUITY PAYMENT OPTIONS

An Annuity Commencement Date and the form of annuity payments may be elected at any time during the Accumulation Period.

Under 403(b), 401(a), 401(k) and 457(b) Plans, the Annuity Commencement Date elected generally must, to avoid the imposition of an excise tax, not be later than:

        April 1 of the calendar year following the later of either the calendar year in which the Participant attains age 70 1/2; or the calendar year in which the Participant retires.

Under all of the above-noted retirement programs, it is your responsibility to file the necessary Request with GWL&A.

Under 457(f), 415(m) and NQDC retirement programs, there is no required Annuity Commencement Date.

The Annuity Commencement Date may be postponed or accelerated, or the election of any of the Annuity Options changed, upon Request received by GWL&A at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, GWL&A may delay the date elected by not more than 30 days.

You can choose from the Annuity Payment Options described below, as well as any other Annuity Payment Options which GWL&A may choose to make available in the future. Except as otherwise noted, the Annuity Payment Options are payable on a variable, fixed or combination basis. More than one Annuity Option may be elected. If no Annuity Option is elected, the Group Contracts automatically provide for variable life annuity (with respect to the variable portion of your Participant Annuity Account) and/or a fixed life annuity (with respect to the Guaranteed portion of your Participant Annuity Account) with 120 monthly payments guaranteed.

The level of annuity payments under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin and the frequency and duration of payments.

Option No. 1: Life Annuity

This option provides an annuity payable monthly during the lifetime of the payee. It would be possible under this option for the Annuitant to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the Annuitant died before the second annuity payment, etc.

Option No. 2: Life Annuity with Payments Guaranteed for Designated Periods

This option provides an annuity payable monthly throughout the lifetime of the payee with the guarantee that if, at the death of the payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as "Installment Refund" is available only on a fixed-dollar payment basis.

Option No. 3: Joint and One-Half Survivor

This option provides an annuity payable during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor. After the death of the payee, and while only the designated second person is alive, the amount payable will be one-half the amount paid while both were living. It would be possible under this option for the payee and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

Option No. 4: Income of Specified Payment (available only as fixed-dollar payments)

Under this option, the amount of the periodic benefit is selected. This amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments as elected; provided that the annuity payment period is not less than 36.

Option No. 5: Income for Specified Period (available only as fixed-dollar payments)

Under this Option, the duration of the periodic benefit is selected (which may not be less than 36 months), and a resulting annuity payment amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments, as elected.

Option  No.  6:  Systematic   Withdrawal   Payment  Option  (available  only  as
fixed-dollar payments)

Under this payment option, the amount, timing and method of payment will be as elected by the payee and agreed to by GWL&A. Payments may be elected on a monthly, quarterly, semi-annual or annual basis. The minimum amount initially applied to this option must be $20,000. There are charges and restrictions which apply. (See the "Systematic Withdrawal Payment Option Rider" to the Group Contract for more information).

Option No. 7: Access Annuity

Under this payment option, a single premium of $20,000 minimum, the amount, timing and method of payment will be as elected by the payee and agreed to by GWL&A. Payments may be elected on a monthly, quarterly, semi-annual or annual basis. There are charges and restrictions which apply. (See the "Access Annuity Rider" to the Group Contract for additional information.)

Variable Annuity Payments

Variable annuity payments will be determined on the basis of: (i) the Variable Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; (iii) the type of annuity option(s) selected; and (iv) the investment performance of the underlying Eligible Fund. The Participant receives the value of a fixed number of Annuity Units each month.

Annuity Units

We determine the number of Annuity Units to be credited by dividing the amount of the first monthly payment by its Accumulation Unit value as of the fifth Valuation Period prior to the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying Eligible Fund.

Amount of First Payment

The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the fifth Valuation Date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option.

For annuity options involving life income, the actual age and/or sex of the Annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older Annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

Amount of Payment after the First Payment

Payments after the first will vary depending upon the investment experience of the Investment Divisions. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.

Fixed Annuity Payments

The guaranteed level of Fixed Annuity payments will be determined on the basis of: (i) the Guaranteed Account Value prior to the Annuity Commencement Date;
(ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; and (iii) the type of annuity option(s) elected. The payment amount may be greater, however, if GWL&A is using a more favorable table as of a Participant's Annuity Commencement Date.

Combination Variable and Fixed Annuity Payments

If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value of a Participant Annuity Account will be applied to the variable annuity option elected and the Guaranteed Account Value to the Fixed Annuity option.

Transfer to Effect Annuity Option Elected

If you wish to apply all or part of the Guaranteed Account Value of your Participant Annuity Account to a variable annuity option, or all or a part of the Variable Account Value to a Fixed Annuity option, a Request to Transfer must be received at GWL&A's Administrative Office prior to your Annuity Commencement Date. This also applies to a beneficiary or payee who elects to receive a death benefit under any of the annuity options, and the Request to Transfer can be submitted by the beneficiary or payee after the death of the Participant.


Transfer After the Annuity Commencement Date

Once annuity payments have begun, no Transfers may be made from a Fixed Annuity payment option to a variable annuity payment option, or vice versa. However, for variable annuity payment options, Transfers may be made among Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

Proof of Age and Survival

GWL&A may require proof of age or survival of any payee upon whose age or survival payments depend. If the age of the Participant, or beneficiary, as applicable has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by us from the next payment or payments. If payments were too small, the difference with interest may be added by us to the next payment. This interest is at an annual effective rate which will not be less than the interest rate guaranteed by the Group Contract.

Frequency and Amount of Annuity Payments

Variable annuity payments will be paid as monthly installments; Fixed Annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any annuity option will be less than $50, GWL&A may make the payments in the most frequent interval which produces a payment of at least $50. If the net amount available to apply under any Annuity Option is less than $2,000, GWL&A may pay it in one lump sum. The maximum amount that may be applied under any Annuity Option without the prior written consent of GWL&A is $1,000,000.

Other Restrictions

Once payments start under the annuity form you select:

        no changes can be made in the annuity form, no additional Contributions will be accepted under the Contract and no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.


FEDERAL TAX CONSEQUENCES

Introduction

The following discussion is a general description of federal income tax considerations relating to the Group Contracts and is not intended as tax advice. This discussion assumes that the Group Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Group Contract. If you're concerned about these tax implications you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Group Contracts are designed for use by groups under retirement programs which may qualify for special tax treatment under a 401(a), 401(k), 403(b) 457(b) or (f), 415(m) or NQDC Plan.

Taxation of Annuities in General

Section 72 of the Internal Revenue Code governs taxation of annuities in general. A Participant is not generally taxed on increases (if any) in the value of a Participant Annuity Account until a distribution occurs by withdrawing all or part of the Participant Annuity Account Value (for example, withdrawals or annuity payments under the annuity payment option elected). However, under certain circumstances, a Participant may be subject to taxation currently. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

Currently, none of the amounts contributed to a 457(b) or (f), 415(m) or NQDC Plan constitute cost basis in the contract. Thus, all amounts distributed to Participants from a 457(b) or (f), 415(m) or NQDC Plan are taxable at ordinary income rates. No special averaging rules apply to distributions from 403(b), 457(b) or (f) or 415(m) Plans.

If a Group Contract is held by a non-natural person (e.g., a corporation), the investment gain on the Group Contract is included in the entity's income each year unless certain exceptions apply. This rule does not apply where the Group Contract is held under a 401(a), a 401(k), or a 403(b) Plan. If the employer maintaining a 457(b) or (f) or 415(m) Plan is either a state or local government or a tax-exempt organization, the employer may not be subject to tax on the gain in the Group Contract. If this Group Contract is intended to be held by a non-natural person that entity may wish to discuss these matters with a competent tax adviser.

401(a) Plans

Section 401(a) of the Internal Revenue Code provides special tax treatment for pension, profit-sharing and stock bonus plans established by employers or employee organizations for their employees. All types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain 401(a) Plans. Employer Contributions and any earnings thereon are currently excluded from the Participant's gross income. Generally, the total amount of employer and employee Contributions which can be contributed to all of the employer's qualified plans is limited to the lesser of $30,000 or 25% of a Participant's compensation as defined in Section 415 of the Internal Revenue Code. Distributions from the plan are subject to the restrictions contained in the plan document and the Internal Revenue Code. Participants should consult with their employer or employee organization as to the applicability of the above limitations and restrictions to their plan.

401(k) Plans

Section  401(k) of the  Internal  Revenue  Code  allows  employers  or  employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit-sharing or stock bonus plan. Generally, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant's gross income. Generally, the maximum elective deferral amount that an individual may defer on a pre-tax basis to one or more 401(k) Plans is limited to $7,000 per year (adjusted for cost-of-living increases). Elective deferrals to a 401(k) Plan must also be aggregated with elective deferrals made by the Participant to a 403(b) Plan, to a simplified employee pension or to a SIMPLE retirement account. For 1999, the total amount of elective deferrals which can be contributed to all such plans is $10,000. The contribution limits in Section 415 of the Internal Revenue Code also apply. The amount which a highly compensated employee may contribute may be further reduced to enable the plan to meet the discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.

Pre-tax amounts deferred into the plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Annuity Account Value are included in a Participant's gross income only for the taxable year when such amounts are paid to the Participant under the terms of the plan. Employee Contributions and earnings may not be distributed prior to age 59 1/2, unless the Participant dies, becomes disabled, separates from service or suffers a genuine financial hardship meeting the requirements of the Internal Revenue Code. Restrictions apply to the amount which may be distributed for financial hardship. Participants should consult with their employer as to the availability of benefits under the employer's plan.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income in accordance with IRS rules and regulations. Excess amounts which are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

403(b) Plans

Tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code and public educational organizations are permitted to purchase 403(b) Plans for employees. Amounts contributed toward the purchase of such annuities are excluded from the gross income of the Participant in the year contributed to the extent that the Contributions do not exceed three separate, yet interrelated contribution limitations.

the exclusion allowance described in Section 403(b)(2) of the Internal Revenue Code;

the contribution limit in Section 415 of the Internal Revenue Code; and

the elective deferral limitation in Section 402(g) of the Internal Revenue Code.

Elective deferrals to a 403(b) Plan must also be aggregated with elective deferrals made by the Participant to a 401(k) Plan, a simplified employee pension or a SIMPLE retirement account. For 1999, the total amount of elective deferrals which can be contributed to all such plans is $10,000. Amounts contributed to a 403(b) Plan are subject to FICA and FUTA tax when contributed.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable until received by the Participant or his beneficiary.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income in accordance with IRS rules and regulations. Excess amounts which are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

        Pre-1989 Contributions to a 403(b) Plan may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59 1/2, unless an exception applies under Section 72(t) of the Code.

        Post-1988 Contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts Transferred from a 403(b)(7) custodial account, may not be distributed prior to age 59 1/2, unless the Participant:

                dies,

               becomes disabled,

               separates from service or

               suffers   a  genuine   financial   hardship   meeting   the
                 requirements of the Internal Revenue Code. Restrictions apply to the amount which may be distributed for financial hardship.

457(b) Plans

Section 457(b) of the Internal Revenue Code allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation plan for its employees and independent contractors. Non-governmental tax-exempt organizations may establish eligible deferred compensation plans only for a select group of management or highly compensated employees without violating the funding requirements of ERISA.

Federal income tax is deferred on Contributions to a 457(b) Plan to the extent that the aggregate amount contributed per year for a Participant does not exceed the lesser of $7,500 (as adjusted for cost-of-living increases) or 33 1/3% of a Participant's includable compensation. For 1999, the maximum amount that maybe contributed is $8,000. Any elective deferral amount excluded from gross income by a Participant under 401(k) Plan, 403(b) Plan, a simplified employee pension, or to a SIMPLE retirement account for the taxable year must be treated as an amount deferred under the 457(b) Plan. Amounts contributed are subject to FICA and FUTA tax when contributed.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable until received by or made available to the Participant or his beneficiary.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income. Excess amounts which are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

Contributions and earnings may not be distributed prior to the calendar year in which the Participant attains age 70 1/2, unless the Participant, separates from service or suffers a genuine unforeseeable emergency meeting the requirements of the Code and plan document. Restrictions apply to the amount which may be distributed for unforeseeable emergency.

457(f) Plans

Section 457(f) of the Internal Revenue Code allows state and local governmental employers to establish and maintain a nonqualified deferred compensation plan, and allows tax-exempt organizations to establish and maintain a nonqualified deferred compensation plan for a select group of management or highly compensated employees under Internal Revenue Code Section 457(f).

A Participant in a 457(f) Plan is not subject to federal income tax on Contributions to the nonqualified plan until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying plan document.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable to the Participant until made available to the Participant or his beneficiary as provided in the underlying plan document.

Distributions from the 457(f) Plan are subject to the provisions of the underlying plan.

415(m) Plans

Section 415(m) of the Internal Revenue Code allows state and local governmental employers to establish and maintain an excess benefit plan for employees whose benefits are limited by the qualified plan contribution and benefit limits under either Section 415 or Section 457 of the Internal Revenue Code.

A Participant in a 415(m) Plan is not subject to federal income tax on Contributions to the excess benefit plan until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying excess benefit plan document.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable to the Participant until made available to the Participant or his beneficiary as provided in the underlying excess benefit plan document.

Distributions from the 415(m) Plan are subject to the provisions of the underlying plan.

NQDC Plans

Any employer other than a governmental or tax-exempt employer may establish and maintain a nonqualified deferred compensation plan (NQDC) plan for a select group of management or highly compensated employees under a NQDC Plan.

A Participant in a NQDC Plan is not subject to federal income tax on Contributions to the NQDC Plan until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying nonqualified deferred compensation plan document.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable to the Participant until made available to the Participant or his beneficiary as provided in the underlying nonqualified deferred compensation plan document.

Distributions from the NQDC Plan are subject to the provisions of the underlying plan.

Under 457(f), 415(m), and NQDC Plans, if the employer is subject to taxation, the employer may not take a deduction for a Contribution until the year in which Contribution is included in the gross income of the employee.

Portability

When the Participant is eligible to take a distribution from a 401(a), 401(k) or 403(b) Plan, eligible rollover distributions may be rolled over to an IRA or another qualified plan or 403(b) annuity contract or custodial account as provided in the Internal Revenue Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made.

For 403(b) Plans only, Revenue Ruling 90-24 allows participants to Transfer funds from one 403(b) annuity or custodial account to another 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation. If the 403(b) Plan is employer-sponsored, Transfers under Revenue Ruling 90-24 may be restricted to 403(b) providers approved by the plan sponsor.

Amounts distributed from a NQDC, 457(b) or (f) or 415(m) Plan cannot be rolled over to an IRA or a qualified plan or 403(b) Plan.

Required Beginning Date/Required Minimum Distributions

Distributions from a 401(a), 401(k), 403(b) and 457(b) Plan must begin no later than April 1 of the calendar year following the later of:

        the calendar year in which  the Participant attains age 70 1/2; or

        the calendar year in which the Participant retires.

All amounts in a 401(a), 401(k) and 457(b) Plan and amounts accruing after December 31, 1986 under a 403(b) Plan must be distributed in compliance with the minimum distribution requirements. All distributions, regardless of when the amounts accrued, must satisfy the "incidental benefit" or "minimum distribution incidental benefit" rule. If the amount distributed does not meet the minimum requirements, a 50% penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under Section 4974 of the Internal Revenue Code. These rules are extremely complex, and the Participant should seek the advice of a competent tax adviser.

Federal Taxation of Distributions

All payments received from a 401(a), 401(k) or 403(b) Plan are normally taxable in full as ordinary income to the Participant. Since premiums derived from salary reduction have not been previously taxed to the Participant, they cannot be treated as a cost basis for the contract. The Participant will have a cost basis for the contract only when after-tax Contributions have been made.

If the Participant takes the entire value in his Participant Annuity Account in a single sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax Contributions were made. If the distribution includes after-tax Contributions, the amount in excess of the cost basis will be ordinary income.

        Special averaging treatment is currently available for lump sum distributions from only 401(a) and 401(k) Plans for tax years beginning before December 31, 1999.

        A  "10-year   averaging"   procedure  may  also  be  available  to
         individuals who attained age 50 before January 1, 1986.

For further information regarding lump sum distributions, a competent tax adviser should be consulted.

Amounts received before the annuity starting date by a Participant who has made after-tax Contributions are taxed under a rule that provides for pro rata recovery of cost, under Section 72(e)(8) of the Internal Revenue Code. If an employee who has a cost basis for his contract receives life annuity or installment payments, the cost basis will be recovered from the payments under the annuity rules of Section 72 of the Internal Revenue Code. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.

All amounts received from a 457(b) or (f), 415(m) or NQDC Plan, whether in the form of total or partial withdrawals or annuity payments are taxed in full as wages to the Participant in the year distributed.

Penalty Taxes

Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1/2 are premature distributions and subject to an additional tax equal to 10% of the amount of the distributions which is included in gross income in the tax year. However, under Internal Revenue Code Section 72(t), the penalty tax may not apply to distributions:

        (1) made to a beneficiary on or after the death of the Participant; (2) attributable to the Participant's being disabled within the meaning of Internal
           Revenue Code Section 72(m)(7);
        (3)made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the
           Participant or the joint lives or life expectancies of the Participant and his designated beneficiary;
        (4)made to a Participant on account of separation from service after attaining age 55;
        (5) properly made to an alternate payee under a qualified domestic relations order; (6) made to an Participant for medical care, but not in excess of the amount allowable  as a medical  expense  deduction  to the  Participant  for amounts  paid
           during the taxable year for medical care;
        (7) timely made to correct an excess aggregate contribution; or (8) timely made to reduce an excess elective deferral.
If exception (3) above (substantially equal payments) was selected at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability) before the later of:

        the Participant reaching age 59 1/2 or,

        within five years of the date of the first payment,

Then the Participant is liable for the 10% penalty plus interest on all payments received before age 59 1/2. This penalty is imposed in the year the modification or discontinuance occurs. The premature distribution penalty tax does not apply to distributions from a 457(b) or (f), 415(m) or NQDC Plans.

If the amount distributed during a tax year is less than the minimum required distribution, there is an additional tax imposed on the Participant equal to 50% of the amount that the distribution made in the year falls short of the required amount, as set forth in Section 4974 of the Internal Revenue Code.

Distributions on Death of Participant

Distributions made to a beneficiary from a 401(a), 401(k), 457(b) or 403(b) Plan upon the Participant's death must be made pursuant to the rules contained in
Section 401(a)(9) of the Internal Revenue Code and the regulations thereunder. Distributions from a 457(b) Plan must also meet the requirements under Section 457(d) of the Internal Revenue Code. Generally, if the Participant dies while receiving annuity payments or other required minimum distributions under the plan and before the entire interest in the account has been distributed, the remainder of his interest must be distributed to the beneficiary at least as rapidly as under the method in effect as of the Participant's date of death.

If the Participant dies before payments have begun, his entire interest must generally be distributed within five (5) years after the date of death. This five year rule applies to all non-individual beneficiaries.

        However, if an individual other than the surviving spouse has been designated as beneficiary, payments may be made:

        over the life of that individual or

      over a period not extending beyond the life expectancy of the beneficiary so long as payments begin on or before December 31 of the year following the year of death.

If the beneficiary is the Participant's spouse, distributions are not required to begin until:

        the date the employee would have attained age 70 1/2.

        If the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the employee.

Participants and beneficiaries should seek competent tax or legal advice about the tax consequences of distributions.

Federal Income Tax Withholding

Effective January 1, 1993, certain distributions from 401(a), 401(k) and 403(b) Plans are defined as "eligible rollover distributions."

        Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another qualified plan or Section 403(b) annuity contract or custodial account, as applicable.

        With  respect  to  distributions   other  than  eligible  rollover
         distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld.

All amounts distributed are tax reported on Form 1099-R.

Distributions to a Participant from a 457, 415(m) or NQDC Plan retain their character as wages and are tax reported on Form W-2. Federal income taxes must be withheld under the wage withholding rules. Participants cannot elect not to have federal income tax withheld. Payments to beneficiaries are not treated as wages and are tax reported on Form 1099-R. Federal income tax on payments to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.

Seek Tax Advice

The above discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Group Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. A competent tax adviser should be consulted for further information.

PERFORMANCE RELATED INFORMATION

>From time to time, we may advertise yields and average annual total returns for the Investment Divisions. In addition, we may advertise the effective yield of the Maxim Money Market Investment Division. We may advertise both standardized and non-standardized performance data for the Investment Divisions. All performance information will be based on historical information and is not intended to indicate future performance.

The yield of the Maxim Money Market Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified 7-day period. It is calculated by assuming that the income generated for that seven-day period is generated each 7-day period over a period of 52 weeks and is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

The yield calculations do not reflect the effect of any Contingent Deferred Sales Charge or any Premium Tax that may be applicable to the Group Contract. To the extent that any Contingent Deferred Sales Charge or Premium Taxes are applicable to the Group Contract, the yield of that Investment Division will be reduced. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

 Investment Division     Yield    Effective
                                    Yield
  Maxim Money Market     x.xx%      x.xx%

Average annual total return quotations represent the average annual compounded rate of return that would equate to an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) on the last day of each period for which total return quotations are provided.

The following table illustrates standardized and non-standardized average annual total return for the one, five and ten year periods (or the period since inception, as appropriate) ended December 31, 19987. The standardized data reflect the deduction of the Level 1 Contingent Deferred Sales Charge and the highest level of all other fees and charges under the Group Contract that would be imposed upon a total withdrawal, and are calculated from the inception date of the Investment Division. The non-standardized data reflect the deductions of all fees and charges under the Group Contract, and are:

        shown without the effect of any Contingent Deferred Sales Charges imposed upon a total withdrawal of your interest in the Group Contract, and are calculated from the inception date of the Investment Division;
        shown  with the effect of the Level 1  Contingent  Deferred  Sales
          Charges imposed upon a total withdrawal of your interest in the Group Contract, and are calculated from the inception date of the Eligible Fund and includes periods preceding the inception date of the corresponding Investment Division; and
        shown without the effect of any Contingent Deferred Sales Charges imposed upon a total withdrawal of your interest in the Group Contract, and are calculated from the inception date of the Eligible Fund and includes periods preceding the inception date of the corresponding Investment Division.

Following the tables is a chart, which lists the inception dates of the Investment Divisions and their corresponding Eligible Funds.

AVERAGE ANNUAL TOTAL RETURNS

The following  table  illustrates  Average  Annual Total Return  assuming a Level 1 Contingent
Deferred Sales Charge

                    INVESTMENT                                                  After      Before      After      Before       After
       DIVISION                   Before   After     Before       CDSC        CDSC       CDSC        CDSC         CDSC
                                              CDSC      CDSC      5          10          10         10          10
                                   CDSC       1         5       Years     Years or   Years or    Years or     Years or
                                      1     Year     Years                   Life        Life       Life        Life of
                                   Year                                      of         of          of
                                                                                                             Underlying
                                                                         Investment  Investment Underlying      Fund
                                                                                                                  Fund     Portfolio


                                                                                        Division   Division   Portfolio

  Maxim International Equity
Maxim INVESCO ADR
    Janus Aspen Series Worldwide Growth Maxim INVESCO Small-Cap Growth Maxim Small-Cap Aggressive Growth Maxim Small-Cap Index Maxim Small-Cap Value (Ariel Value) Maxim MidCap Growth Maxim Mid-Cap (managed by Ariel) American Century VP Capital Appreciation Fidelity VIP Growth Maxim Blue Chip Maxim Growth Index Maxim Stock Index Maxim T. Rowe Price Equity-Income Maxim Value Index Fidelity VIP II Contrafund Fidelity VIP II Asset Manager Maxim INVESCO Balanced Stein Roe Balanced, Variable Series Maxim Bond Maxim Corporate Bond Maxim U.S. Government Securities Maxim Aggressive Profile Maxim Moderately Aggressive Profile Maxim Moderate Profile Maxim Moderately Conservative Profile Maxim Conservative Profile

The following table sets forth the inception date of each Investment Division and the inception date of the corresponding Eligible Fund.

         INVESTMENT DIVISION              Eligible Fund Inception Date        Investment Division
                                                                          Inception In Series Account
Maxim Money Market                             February 25, 1982                 October 5, 1984
Maxim Bond                                     July 1, 1982                      October 5, 1984
Maxim Stock Index                              July 1, 1982                      October 5, 1984
Maxim U.S. Government Securities               April 4, 1985                     August 1, 1992
Maxim Small-Cap Index                          December 1, 1993                  January 3, 1994
Maxim Mid-Cap (Growth Fund I)                  December 31, 1993                 January 3, 1994
Maxim International Equity                     December 1, 1993                  January 3, 1994
Maxim Corporate Bond                           November 1, 1994                  November 1, 1994
Maxim Small-Cap Value (Ariel Value)            December 1, 1993                  November 1, 1994
Maxim INVESCO ADR                              November 1, 1994                  November 1, 1994
Maxim INVESCO Small-Cap Growth                 November 1, 1994                  November 1, 1994
Maxim INVESCO Balanced                         October 1, 1996                   October 31, 1996
Maxim T. Rowe Price Equity/Income              November 1, 1994                  November 31, 1994
Maxim Value Index                              December 1, 1993                  September 11, 1997
Maxim Growth Index                             December 1, 1993                  September 11, 1997
Maxim Small-Cap Aggressive Growth              November 1, 1994                  September 11, 1997
Maxim Blue Chip                                July 1, 1997                      September 11, 1997
Maxim MidCap Growth                            July 1, 1997                      September 11, 1997
Maxim Aggressive Profile                       September 8, 1997                 September 11, 1997
Maxim Moderately Aggressive Profile            September 8, 1997                 September 11, 1997
Maxim Moderate Profile                         September 8, 1997                 September 11, 1997
Maxim Moderately Conservative Profile          September 8, 1997                 September 11, 1997
Maxim Conservative Profile                     September 8, 1997                 September 11, 1997
American Century VP Capital                    November 20, 1987                 August 1, 1992
Appreciation
Fidelity VIP Growth                            October 9, 1986                   March 1, 1994
Fidelity VIP II Asset Manager                  September 8, 1989                 March 1, 1994
Fidelity VIP II Contrafund                     November 5, 1998


VOTING RIGHTS

To the extent required by applicable law, all Eligible Fund shares held in the Series Account will be voted by Great-West at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Investment Division. If, however, the 1940 Act or any regulation should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, the Participant under a 403(b) Plan or the Group Policyholder under all other plans has the voting interest. After annuity payments begin under a variable annuity option, the person receiving payments will have the voting interest.

The number of votes which are available will be calculated separately for each Variable Sub-Account. That number will be determined by applying the Participant's percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. The Participant or Group Policyholder, as applicable, hold a voting interest in each Investment Division to which a Participant's Annuity Account Value is allocated. If a Participant selects a variable annuity payment option, the votes attributable to the Participant will decrease as annuity payments are made.

Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.

Shares for which we do not receive timely instructions and shares held by us as to which Participants and Group Policyholders have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Group Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

DISTRIBUTION OF THE GROUP CONTRACTS

BCE is the principal underwriter and the distributor of the Group Contracts, and a wholly owned indirect subsidiary of Great-West. BCE is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 8515 East Orchard Road, Englewood, Colorado 80111, telephone 1-800-701-8255.

The maximum commission as a percentage of the Contributions made under a Group Contract payable to BCE agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid. Additionally, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.

STATE REGULATION

As a life insurance company organized and operated under Colorado law, GWL&A is subject to provisions governing such companies and to regulation by the Colorado Commissioner of Insurance. GWL&A's books and accounts are subject to review and examination by the Colorado Insurance Department at all times and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") at least once every three years.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement or death. Accordingly, if you are a Participant in the ORP you will be required to obtain a certificate of termination from your employer before you can redeem your Participant Annuity Account.

REPORTS

We will send all Participants, at least semi-annually, reports concerning the operations of the Series Account. In addition, all Participants will receive from us not less frequently than annually a statement of the Participant Annuity Account Value established in his/her name.

Year 2000

We have a number of existing computer programs that use only two digits to identify a year in the date field, which creates a problem with the upcoming change in the century. We have developed detailed plans that we expect to rectify the year 2000 problem. These plans include modifying programs where necessary, replacing certain programs with year 2000 compliant software, and working with vendors and business partners, including banks, custodians and investment managers, who need to become year 2000 compliant. The resources that are being devoted to this effort are substantial. Management estimates that the total cost to implement these plans will not be material, and has budgeted the expense as part of its computer systems operating costs in 1998 and early 1999. We anticipate that our systems will be year 2000 compliant on or about first quarter 1999, but there can be no assurance that we will be successful, or that interaction with other service providers will not impair our services at that time.

RIGHTS RESERVED BY GREAT-WEST

We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Group Policyholders or Participants or would be appropriate in carrying out the purposes of the Group Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain the Participant's or Group Policyholder's, as applicable, approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

        To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

        To  Transfer  any  assets in any  Investment  Division  to another
          Investment Division, or to one or more separate accounts, or to a Guaranteed Sub-Account; or to add, combine or remove Investment Divisions of the Series Account.

        To  substitute,  for the  Eligible  Fund shares in any  Investment
         Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law.
        To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

        To change the time or time of day at which a Valuation Date is deemed to have ended.

        To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges which we have guaranteed.

        To reject any application for any reason.

Since some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, the affected insurance companies are required to take any necessary steps to resolve the matter, including stopping their separate accounts from investing in the Eligible Funds.

Adding and Discontinuing Investment Options

We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division or Fixed Option.

When we inform you that we are discontinuing an Investment Division or Fixed Option to which you are allocating money, we will ask that you promptly submit alternative allocation instructions. If we do not receive your changed allocation instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division or Fixed Option before the effective date of the notice may be kept in those Investment Divisions or Fixed Options, unless we substitute shares of one mutual fund for shares of the corresponding Eligible Fund.

In addition, we may discontinue all investment options under the Group Contracts and refuse to accept any new Contributions.

If we determine to make new Investment Divisions or Fixed Options available under the Group Contracts, in our sole discretion we may or may not make those new Investment Divisions or Fixed Options available to you.

Substitution of Investments

When we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund. No substitution may take place without prior approval of the Securities and Exchange Commission, and prior notice to you and the Group Policyholders.




LEGAL MATTERS

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Group Contract has been provided by Jorden Burt Boros Cicchetti Berenson & Johnson LLP. The organization of Great-West, Great-West's authority to issue the Group Contract, and the validity of the form of the Group Contract have been passed upon by Ruth B. Lurie, Vice President, Counsel and Associate Secretary of Great-West.

AVAILABLE INFORMATION

We have filed a registration statement ("Registration Statement") with the Securities and Exchange Commission ("SEC") under the 1933 Act relating to the Group Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is made to the Registration Statement and exhibits for further information relating to us and the Contracts. Statements contained in this Prospectus, regarding the content of the Group Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement. The Registration Statement and its exhibits may be inspected and copied at the offices of the SEC located at 450 Fifth Street, N.W., Washington, D.C.

The Statement of Additional Information contains more specific information and financial statements relating to the Series Account and GWL&A. The Table of Contents of the Statement of Additional Information is set forth below:

        1.     Custodian and Independent Auditors
        2.     Underwriter
        3.     Calculation of Performance Data
        4.     Financial Statements


                               Condensed Financial Information
           Selected Data for Accumulation Units Outstanding Throughout Each Period
                               For the Years Ended December 31,


                               Condensed Financial Information
           Selected Data for Accumulation Units Outstanding Throughout Each Period
                               For the Years Ended December 31,

-------------------------------- ------ ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------- -----
INVESTMENT DIVISION              1998    1997       1996       1995      1994       1993       1992       1991       1990      1989
-------------------------------- -------                       ----------            ---------            ----------       ---------

MAXIM MONEY
MARKET
1
Value at beginning of period             $17.60     $16.96     $16.25    $15.84     $15.60     $15.26     $14.59     $13.71   $12.72
Value at end of period Value             $18.30     $17.60     $16.96    $16.25     $15.84     $15.60     $15.26     $14.59   $13.71
Increase (decrease) in value of           $0.70      $0.64      $0.71     $0.41      $0.24      $0.34      $0.67      $0.88    $0.99
accumulation units
Number of accumulation units          3,877,164.14
                                                  3,129,281.92 2,880,571.67
                                                                     2,277,816.08 684,668.93 787,941    901,603    846,538   723,266
outstanding at end of period
------------------------------- ------ ---------- ---------- ---------- --------- -- ---------
MAXIM
BOND
1
Value at beginning of period             $26.82     $26.05     $22.89    $23.74     $22.14     $21.10     $18.63      17.43   $15.60
Value at end of period                   $28.36     $26.82     $26.05    $22.89     $23.74     $22.14     $21.10     $18.63   $17.43
Increase (decrease) in value of           $1.54      $0.77      $3.16   $(0.85)      $1.60      $1.04      $2.47      $1.20    $1.83
accumulation units
Number of accumulation units          1,688,345.67 1,890,635.84
                                                            2,010,468.99 2,102,049.13
                                                                                 2,301,785.20 1,995,291  2,067,966  1,765,573
                                                                                                                           1,524,813
outstanding at end of period
----------------------------- ------- ---------- ---------- ---------- --------- --
MAXIM STOCK
INDEX
1-2
Value at beginning of period             $44.00     $36.57     $27.30    $27.61     $25.44     $24.33     $19.97     $20.34   $17.88
Value at end of period                   $57.44     $44.00     $36.57    $27.30     $27.61     $25.44     $24.33     $19.97   $20.34
Increase (decrease) in value of          $13.44      $7.43      $9.27   $(0.31)      $2.17      $1.11      $4.36    $(0.37)    $2.46
accumulation units
Number of accumulation units          8,215,445.99 7,884,581.79
                                                            7,636,165.40 7,589,448.89
                                                                                 9,325,064.15 8,106,011  8,262,908  6,501,628
                                                                                                                           5,369,016
outstanding at end of period
                                                                                                                             ------
------------------------------ ------- ---------- ---------- ---------- --------- ---------- ---------- ---------- ----------
MAXIM U.S. GOVERNMENT
SECURITIES          3
Value at beginning of period             $12.61     $12.29     $10.71    $11.21     $10.38     $10.00
Value at end of period                   $13.51     $12.61     $12.29    $10.71     $11.21     $10.38
Increase (decrease) in value of           $0.90      $0.32      $1.58   $(0.50)      $0.83      $0.38
accumulation units
Number of accumulation units          3,225,407.45 3,234,023.68
                                                            3,165,425.83 2,756,894.60
                                                                                 1,892,295.35 251,644
outstanding at end of period
----------------------------- -------- ---------- ---------- ---------- --------- ---------- ----------
AMERICAN CENTURY VP CAPITAL
APPRECIATION
3
Value at beginning of period             $14.11     $14.93     $11.53    $11.82     $10.85     $10.00
Value at end of period                   $13.48     $14.11     $14.93    $11.53     $11.82     $10.85
Increase (decrease) in value of         $(0.63)    $(0.82)      $3.40   $(0.29)      $0.97      $0.85
accumulation units
Number of accumulation units          3,207,248.87 4,560,706.32
                                                             4,954,474.12 4,420,493.64
                                                                                  2,607,850.29 647,466
outstanding at end of period
------------------------------ ------- ---------- ---------- ---------- --------- ---------- ----------
MAXIM MID-CAP (GROWTH FUND
I)                  4
Value at beginning of period             $14.34     $13.70     $10.96    $10.00
Value at end of period                   $15.99     $14.34     $13.70    $10.96
Increase (decrease) in value of           $1.65      $0.64      $2.74     $0.96
accumulation units
Number of accumulation units          2,495,810.84 2,440,068.07
                                                              1,715,174.42  788,758.55
outstanding at end of period
------------------------------ ------- ---------- ---------- ---------- ---------
MAXIM SMALL-CAP
INDEX
4
Value at beginning of period             $13.46     $11.82      $9.48    $10.00
Value at end of period                   $16.08     $13.46     $11.82     $9.48
Increase (decrease) in value of           $2.62      $1.64      $2.34   $(0.52)
accumulation units
Number of accumulation units          711,865.97 477,902.35 296,281.36 152,895.00
outstanding at end of period
------------------------------ ------- ---------- ---------- ---------- ---------
MAXIM INTERNATIONAL
EQUITY                      4
Value at beginning of period             $13.33     $11.29     $10.49    $10.00
Value at end of period                   $13.43     $13.33     $11.29    $10.49
Increase (decrease) in value of           $0.10      $2.04      $0.80     $0.49
accumulation units
Number of accumulation units         2,831,592.94  2,249,181.67
                                                            1,645,237.34  1,075,821.94
outstanding at end of period
----------------------------- ------- ---------- ---------- ---------- ---------
FIDELITY VIP
GROWTH
5
Value at beginning of period             $14.57     $12.86      $9.62    $10.00
Value at end of period                   $17.77     $14.57     $12.86     $9.62
Increase (decrease) in value of           $3.20      $1.71      $3.24   $(0.38)
accumulation units
Number of accumulation units          3,352,899.82 2,500,808.02
                                                            1,502,634.51  559,313.44
outstanding at end of period
------------------------------ ------- ---------- ---------- ---------- ---------














---------------------------------------- ---------- ---------- ---------- ---------- ---------
INVESTMENT DIVISION                           1998       1997       1996       1995      1994
---------------------------------------- ---------- ---------- ---------- ---------- ---------
----------------------------------------
FIDELITY VIP II ASSET
MANAGER                     5
Value at beginning of period                           $12.17     $10.76      $9.31    $10.00
Value at end of period                                 $14.50     $12.17     $10.76     $9.31
Increase (decrease) in value of                         $2.33      $1.41      $1.45   $(0.69)
accumulation units
Number of accumulation units                        2,104,778.43 1,593,034.53 1,202,943.32 768,426.17
outstanding at end of period
---------------------------------------- ---------- ---------- ---------- ---------- ---------
---------------------------------------- ---------- ---------- ---------- ---------- ---------
MAXIM T. ROWE PRICE
EQUITY/INCOME       6
Value at beginning of period                           $15.30     $12.98      $9.85    $10.90
Value at end of period                                 $19.47     $15.30     $12.98     $9.85
Increase (decrease) in value of                         $4.17      $2.32      $3.13   $(0.15)
accumulation units
Number of accumulation units                        3,595,375.07 1,702,863.67 550,610.66 16,574.29
outstanding at end of period
---------------------------------------- ---------- ---------- ---------- ---------- ---------
---------------------------------------- ---------- ---------- ---------- ---------- ---------
MAXIM SMALL-CAP VALUE (ARIEL VALUE)   6
Value at beginning of period                           $13.48     $11.58     $10.15    $10.00
Value at end of period                                 $17.03     $13.48     $11.58    $10.15
Increase (decrease) in value of                         $3.55      $1.90      $1.43     $0.15
accumulation units
Number of accumulation units                        113,566.69 39,184.70  30,919.44       .01
outstanding at end of period
---------------------------------------- ---------- ---------- ---------- ---------- ---------
---------------------------------------- ---------- ---------- ---------- ---------- ---------
MAXIM CORPORATE
BOND                                  6
Value at beginning of period                           $13.55     $12.44     $10.00
Value at end of period                                 $15.09     $13.55     $12.44
Increase (decrease) in value of                         $1.54      $1.11      $2.44
accumulation units
Number of accumulation units                        986,392.61 478,757.71 220,637.10
outstanding at end of period
---------------------------------------- ---------- ---------- ---------- ----------
---------------------------------------- ---------- ---------- ---------- ----------
MAXIM INVESCO
ADR
6
Value at beginning of period                           $13.46     $11.25     $10.00
Value at end of period                                 $14.90     $13.46     $11.25
Increase (decrease) in value of                         $1.44      $2.21      $1.25
accumulation units
Number of accumulation units                        314,943.72 126,363.18 23,104.73
outstanding at end of period
---------------------------------------- ---------- ---------- ---------- ----------
---------------------------------------- ---------- ---------- ---------- ----------
MAXIM INVESCO SMALL-CAP
GROWTH          6
Value at beginning of period                           $16.38     $13.09     $10.00
Value at end of period                                 $19.21     $16.38     $13.09
Increase (decrease) in value of                         $2.83      $3.29      $3.09
accumulation units
Number of accumulation units                        1,340,084.31 776,719.68 210,982.04
outstanding at end of period
---------------------------------------- ---------- ---------- ----------
---------------------------------------- ---------- ---------- ---------- ----------
MAXIM INVESCO
BALANCED
7
Value at beginning of period                           $10.13     $10.00
Value at end of period                                 $12.62     $10.13
Increase (decrease) in value of                         $2.49      $0.13
accumulation units
Number of accumulation units                        4,925,017.36  22,568.19
outstanding at end of period
---------------------------------------- ---------- ----------
---------------------------------------- ---------- ---------- ----------
MAXIM VALUE
INDEX
8
Value at beginning of period                           $10.00
Value at end of period                                 $10.82
Increase (decrease) in value of                         $0.82
accumulation units
Number of accumulation units                        55,506.37
outstanding at end of period
---------------------------------------- ---------- ----------
---------------------------------------- ---------- ----------
MAXIM GROWTH
INDEX
8
Value at beginning of period                           $10.00
Value at end of period                                 $10.44
Increase (decrease) in value of                         $0.44
accumulation units
Number of accumulation units                        47,353.03
outstanding at end of period
---------------------------------------- ---------- ----------

---------------------------------------- ---------- ----------
INVESTMENT DIVISION                           1998       1997
---------------------------------------- ---------- ----------
MAXIM SMALL-CAP AGGRESSIVE GROWTH  8
Value at beginning of period                           $10.00
Value at end of period                                 $10.01
Increase (decrease) in value of                         $0.01
accumulation units
Number of accumulation units                        70,399.46
outstanding at end of period
---------------------------------------- ---------- ----------
---------------------------------------- ---------- ----------
MAXIM BLUE
CHIP
8
Value at beginning of period                           $10.00
Value at end of period                                 $10.45
Increase (decrease) in value of                         $0.45
accumulation units
Number of accumulation units                        81,095.13
outstanding at end of period
---------------------------------------- ---------- ----------
---------------------------------------- ---------- ----------
MAXIM MID-CAP
GROWTH
8
Value at beginning of period                           $10.00
Value at end of period                                 $10.31
Increase (decrease) in value of                         $0.31
accumulation units
Number of accumulation units                        128,683.86
outstanding at end of period
---------------------------------------- ---------- ----------
---------------------------------------- ---------- ----------
MAXIM AGGRESSIVE

PROFILE                            8
Value at beginning of period                           $10.00
Value at end of period                                 $10.29
                          Divisions is October 5, 1984.
Increase (decrease) in value of                         $0.29
accumulation units
Number of accumulation units                        58,762.77
outstanding at end of period

---------------------------------------- ---------- ----------
---------------------------------------- ---------- ----------
MAXIM MODERATELY AGGRESSIVE PROFILE

8
Value at beginning of period                           $10.00

Value at end of period                                 $10.33
                          ADR, Maxim INVESCO Small-Cap

Increase (decrease) in value of                         $0.33
accumulation units
Number of accumulation units                        141,839.79
outstanding at end of period



---------------------------------------- ---------- ----------
---------------------------------------- ---------- ----------
MAXIM MODERATE
PROFILE                              8
Value at beginning of period                           $10.00
Value at end of period                                 $10.22
Increase (decrease) in value of                         $0.22
accumulation units
Number of accumulation units                        110,105.33
outstanding at end of period
---------------------------------------- ---------- ----------
---------------------------------------- ---------- ----------
MAXIM MODERATELY CONSERVATIVE
PROFILE
8
Value at beginning of period                           $10.00
Value at end of period                                 $10.19
Increase (decrease) in value of                         $0.19
accumulation units
Number of accumulation units                        53,608.55
outstanding at end of period
---------------------------------------- ---------- ----------
---------------------------------------- ---------- ----------
MAXIM CONSERVATIVE
PROFILE                      8
Value at beginning of period                           $10.00
Value at end of period                                 $10.32
Increase (decrease) in value of                         $0.32
accumulation units
Number of accumulation units                        72,034.42
outstanding at end of period
---------------------------------------- ---------- ----------

---------------------------------------- ---------- ----------
JANUS ASPEN WORLDWIDE GROWTH




---------------------------------------- ---------- ----------
STEIN ROE BALANCED, VARIABLE SERIES




---------------------------------------- ---------- ----------
FIDELITY VIP II CONTRAFUND




---------------------------------------- ---------- ----------


Current Accumulation Unit Values ca be obtained by calling GWL&A toll-free at 1-800-523-4106
--------------------------------------------------------------------------------------------


1.  Inception date for the Maxim Money Market, Maxim Bond and Maxim Stock Index Investment

2.  Prior to December 1, 1992, the Grown Investment Division.

3.  Inception date for the Maxim U.S. Government Securities and American Century VP Capital
Appreciation Investment Divisions is August 1,
     1992.


4.  Inception date for Maxim Mid-Cap (Growth Fund I), Maxim International Equity and Maxim
Small-Cap Index Investment Divisions is
     January 3, 1994.
5.  Inception date for Fidelity VIP Growth, Fidelity VIP II Asset Manager Investment Divisions
is March 1, 1994.
6.  Inception date for Maxim Small-Cap Value (Ariel Value), Maxim Corporate Bond, Maxim INVESCO

     Growth, and Maxim T. Rowe Price Equity/Income Investment Divisions is November 1, 1994.
7.  Inception date for Maxim INVESCO Balanced Investment Division is October 31, 1996.

8.  Inception date for Maxim Value Index, Maxim Growth Index, Maxim Small-Cap Aggressive Growth,
Maxim Blue Chip, Maxim MidCap
     Growth, Maxim Aggressive Profile, Maxim Moderately Aggressive Profile, Maxim Moderate
Profile, Maxim Moderately Conservative Profile,
     and Maxim Conservative Profile Investment Divisions is September 11, 1997.









                    APPENDIX B - CALCULATION OF THE NET INVESTMENT FACTOR



    The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

    (i) the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus

    (ii)the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

    (iii) a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b) is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period, minus or plus

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to 1.25%, 0.95%, 0.75%, 0.65%, 0.55%, or 0.00%, depending upon the Group
  Policyholder's Contract.

        The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

        The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflect the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.

--------
1 Although the Mortality and Expense Risk Charge appears twice in this Fee Table, you will pay only one of these charges. Depending on the terms of your Group Contract, you will pay this charge either as a periodic deduction from your Participant Annuity Account Value or as a daily deduction from the Accumulation Unit Value of each Investment Division to which you allocate your Participant Annuity Account Value. Please see "Charges and Deductions:
Mortality and Expense Risk Deductions" for more information.
1Standard & Poor, S&P 500 Composite Index, S&P Mid-Cap Index and S&P Small-Cap 600 Stock Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of using this index.

2 The Frank Russell Company is not a sponsor of , or in any other way affiliated with the Growth Index and Value Index Portfolios or the Maxim Series Fund, Inc.




                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           FUTUREFUNDS SERIES ACCOUNT

                      Group Flexible Premium Variable Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                            Englewood, Colorado 80111
                        Telephone: (800) 468-8661 (U.S.)
                           (303) 689-3360 (Englewood)





                       STATEMENT OF ADDITIONAL INFORMATION






 ........This  Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated March 1, 1999, which is available without charge by contacting Great-West Life & Annuity Insurance Company ("GWL&A") at the above address or at the above telephone number.





                                  March 1, 1999

                                TABLE OF CONTENTS


                                                                        Page

CUSTODIAN AND INDEPENDENT AUDITORS......................................B-3
UNDERWRITER.............................................................B-3
CALCULATION OF PERFORMANCE DATA.........................................B-3
FINANCIAL STATEMENTS....................................................B-5

                       CUSTODIAN AND INDEPENDENT AUDITORS

 ........A.     Custodian


 ........The assets of FutureFunds Series Account (the "Series Account") are held by Great-West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the Eligible Fund. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company ("Great-West") in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of GWL&A.


 ........B.     Independent Auditors

 ........The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942.


 ........The statement of assets and liabilities of FutureFunds Series Account as of December 31, 1998, the related statement of operation then ended, the statements of changes in net asset for each of the two years in the period then ended and the consolidated financial statements of GWL&A at December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their report appearing herein and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


                                   UNDERWRITER


 ........The  offering  of  the  Contracts  is  made  on a  continuous  basis  by
BenefitsCorp Equities, Inc., a wholly owned subsidiary of GWL&A. Previously, the Contracts were offered through Great-West, an affiliate of GWL&A. The payments made between 1996 and 1998 will be filed by amendment.


                         CALCULATION OF PERFORMANCE DATA

A.......Yield  and Effective  Yield  Quotations for the Money Market  Investment
Division


 ........The yield quotation for the Money Market  Investment  Division set forth in the Prospectus is for the seven-day period ended December 31, 1998 and is computed by determining the net change, exclusive of capital changes, in the
value  of  a  hypothetical   pre-existing   account  having  a  balance  of  one
Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

 ........The  effective yield quotation for the Money Market Investment  Division set forth in the Prospectus is for the seven-day period ended December 31, 1998 and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a
hypothetical  charge  reflecting  deductions  from  Participant  accounts,   and
dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


 ........EFFECTIVE YIELD = [(BASE PERIOD RETURN +1 365/7]-1.

 ........For  purposes  of  the  yield  and  effective  yield  computations,  the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money
Market  Investment   Division's  mean  account  size.  The  specific  percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See Administrative Charges, Risk Charges and Other Deductions in the Prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Investment Division and the Fund are excluded from the calculation of yield.

B.......Total Return Quotations for All Investment Divisions


 ........The  total return  quotations for all Investment  Divisions set forth in the Prospectus are average annual total return quotations for the one, five and ten year periods ended December 31, 1998, or since inception if the portfolio has not been in existence for at least the above listed period of time. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


 ........P(1+T)n = ERV

 ........Where: P =           a hypothetical initial payment of $1,000

 ........              T =           average annual total return

 ........              N =           number of years

 ........              ERV =  ending redeemable value of a hypothetical $1,000
                         payment made   at the beginning of the particular
                          period at the end of the particular period

For purposes of the total return quotations for these Investment Divisions, the calculations take into effect all fees that are charged to the Contract Value , and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size. The calculations also assume a complete redemption as of the end of the particular period.

 ........FINANCIAL STATEMENTS


 ........The  consolidated  financial  statements  of GWL&A as  contained  herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

                          FUTUREFUNDS SERIES ACCOUNT OF
                            GREAT-WEST LIFE & ANNUITY
                                INSURANCE COMPANY


----------------------------------------------------------------------------

                    FINANCIAL STATEMENTS FOR THE YEARS ENDED
                           DECEMBER 31, 1998 AND 1997
                        AND INDEPENDENT AUDITORS' REPORT

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY



----------------------------------------------------------------------------


                    CONSOLIDATED FINANCIAL STATEMENTS FOR THE
                    YEARS ENDED DECEMBER 1998, 1997 AND 1996
                        AND INDEPENDENT AUDITORS' REPORT

                                      C-13
                                               PART C
                                          OTHER INFORMATION

Item 24.   Financial Statements and Exhibits


           (a)    Financial Statements


                  The statements of assets and liabilities of FutureFunds Series Account as of December 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the consolidated balance sheets for Great-West Life & Annuity Insurance Company at December 31, 1998, 1997 and the related consolidated statements of income, stockholders equity and cash flows for each of the three years in the period ended December 31, 1998, are included in Part B. To be filed by amendment.


           (b)    Exhibits

                  Items (1), (2), (6) and (8) are incorporated by reference to registrant's Form S-6 Registration Statement filed February 21, 1984 and Pre-Effective
                  Amendment No. 1 thereto filed June 29, 1984.

                  Item  (9)  is   incorporated   by  reference  to  registrant's
                  Post-Effective Amendment No. 7 to Form N-4 registration statement filed on April 30, 1987.

                  Items (4), (5) and (13) are incorporated by reference to registrant's Post-Effective Amendment No. 11 to Form N-4 registration statement filed on May 1, 1989.


                  Item (3) is incorporated by reference to registrant's Post Effective Amendment No. 23 to Form N-4 registration statement filed on May 1 1997.


                  (7)    Not Applicable


                  (10) (a) Written Consent of Jorden Burt Berenson & Johnson, LLP to be filed by amendment.

                         (b) Written Consent of Deloitte & Touche LLP to be filed by amendment.


                         (c)    Written Consent of Ruth B. Lurie

                  (11)   Not Applicable

(12)       Not Applicable


Item (13) is incorporated by reference to registrant's Post Effective Amendment No. 23 to Form N-4 registration statement filed on May 1 1997

                  (14)   N/A

Item 25.   Directors and Officers of the Depositor

                                                             Position and Offices
Name                     Principal Business Address                    with Depositor

James Balog                     2205 North Southwinds Boulevard                    Director
                         Vero Beach, Florida  39263

James W. Burns, O.C.            (4)                                 Director

Orest T. Dackow                 (3)                                 Director

Paul Desmarais, Jr.                    (4)                                 Director

Robert G. Graham         574 Spoonbill Drive                        Director
                         Sarasota, FL 34236

Robert Gratton                  (5)                                 Chairman

N. Berne Hart            2552 East Alameda Avenue                   Director
                         Denver, Colorado  80209

Kevin P. Kavanagh               (1)                                 Director

William Mackness         61 Waterloo Street                         Director
                         Winnipeg, Manitoba  R3N 0S3

William T. McCallum             (3)                                 Director, President and
                                                                    Chief Executive Officer

Jerry E.A. Nickerson            H.B. Nickerson & Sons Limited                      Director
                         P.O. Box 130
                         275 Commercial Street
                         North Sydney, Nova Scotia  B2A 3M2

P. Michael Pitfield, P.C., Q.C.        (4)                                 Director

Michel Plessis-Belair, F.C.A.          (4)                                 Director

Ross J. Turner           Genstar Investment Corporation                    Director
                         950 Tower Lane
                         Metro Tower, Suite 1170
                         Foster City, California  94404

Brian E. Walsh           Trinity L.P.                               Director
                         115 Putnam Ave.
                         Greenwich, Connecticut

John A. Brown                   (3)                                 Senior Vice-President,
                                                                    Financial Services





Donna A. Goldin                 (2)                                 Executive Vice President
                                                                    Chief Operating Officer,
                                                                    One Corporation

Mitchell T. Graye               (3)                                 Executive             Vice
President,
                                                                    Chief Financial Officer


John T. Hughes                  (3)                                 Senior Vice-President,
                                                                    Chief Investment Officer

D. Craig Lennox                 (3)                                 Senior Vice-President,
                                                                    General Counsel and
                                                                    Secretary

Steve H. Miller                 (2)                                 Senior Vice-President,
                                                                    Employee Benefits, Sales


James D. Motz                   (2)                                 Executive Vice-President,
                                                                    Employee          Benefits

Operations


Charles P. Nelson               (3)                                 Senior Vice President,
                                                                    Public Non-Profit Markets


Marty Rosenbaum                 (2)                                 Senior Vice-President,
                                                                    Employee          Benefits
Operations


Gregg E. Seller,                (3)                                 Senior Vice President,
                                                                    Major Accounts

Douglas L. Wooden               (3)                                 Executive Vice-President,
                                                                    Financial Services

 --------------------------------------

(1)        100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.

(2)        8505 East Orchard Road, Englewood, Colorado  80111.

(3)        8515 East Orchard Road, Englewood, Colorado  80111.

(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

(5) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

          Item 26. Persons controlled by or under common control with the Depositor or Registrant

           See attached organizational chart.

Item 27.   Number of Contractowners

           On February 28, 1997, there were 24 owners of non-qualified contracts and 44,156 of qualified contracts offered by Registrant.

                              ORGANIZATIONAL CHART

Power Corporation of Canada
   100% - 2795957 Canada Inc.
   100% - 171263 Canada Inc.
   67.7% - Power Financial Corporation
   81.2% - Great-West Lifeco Inc.
           99.5%  - The Great-West Life Assurance Company 100% - GWL&A Financial
                  (Nova Scotia) Inc.
                         100% - GWL&A Financial Inc.
                                100% - Great-West Life & Annuity Insurance Company
                                       100%  -  First  Great-West  Life  &  Annuity  Insurance
Company
                                       100%    - GW Capital Management, LLC 100%
                                               - Orchard Capital Management, LLC
                                               100%  -  Greenwood   Investments,
                                               Inc.
                                       100% - Financial Administrative Services Corporation
                                       100% - One  Corporation
                                               100% - One Health Plan of Arizona, Inc.
                                               100% - One Health Plan of Illinois, Inc.
                                               100% - One Health Plan of Texas, Inc.
                                               100% - One Health Plan of California, Inc.
                                               100% - One Health Plan of Colorado, Inc.
                                               100% - One Health Plan of Georgia, Inc.
                                               100% - One Health Plan of North Carolina, Inc.
                                               100% - One Health Plan of South Carolina, Inc.
                                               100% - One Health Plan of Washington, Inc.
                                               100% - One Health Plan of Ohio, Inc.
                                               100% - One Health Plan of Tennessee, Inc.
                                               100% - One Health Plan of Oregon, Inc.
                                               100% - One Health Plan of Florida, Inc.
                                               100% - One Health Plan of Indiana, Inc.
                                               100% - One Health Plan of Massachusetts, Inc.
                                               100% - One Health Plan of Maine, Inc.
                                               100% - One Health Plan of New Jersey, Inc.
                                               100% - One Health Plan of New Hampshire, Inc.
                                               100% - One Health Plan of Pennsylvania, Inc.
                                               100% - One Health Plan, Inc. (Vermont)
                                               100% - One Orchard Equities, Inc.
                                       100% - Great-West Benefit Services, Inc.
                                               13% - Private Healthcare Systems, Inc.
                                       100%    -     Benefits      Communication
                                               Corporation  100% -  BenefitsCorp
                                               Equities, Inc.
                                       95% - Maxim  Series  Fund,  Inc.*  100% -
                                       Greenwood Property Corporation 100% - GWL
                                       Properties Inc.
                                               100% - Great-West Realty Investments Inc.
                                               50% - Westkin Properties, Ltd.
                                       100% - Confed Admin Services, Inc.
                                       92% - Orchard Series Fund**

   * New England Life Insurance Company - 5%
   ** New England Life Insurance Company - 8%



Item 28.   Indemnification

           Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                                  Colorado Business Corporation Act

           Article 109 - INDEMNIFICATION

           Section 7-109-101.  Definitions.

                  As used in this Article:

                  (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

                  (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, officer, partner, trustee, employee, fiduciary or agent of another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if his or her duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan.

                  (3) "Expenses" includes counsel fees.

                  (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

                  (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, means the office in the corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

                  (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

                  (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.


           Section 7-109-102.  Authority to indemnify directors.

                  (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in any proceeding if:

(a) The person conducted himself or herself in good faith;

                         (b) The person reasonably believed:

                                (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; or

                                (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

                         (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

                  (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

                  (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

                  (4) A corporation may not indemnify a director under this section:

                         (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                         (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in his official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

                  (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

           Section 7-109-103.  Mandatory Indemnification of Directors.

                         Unless  limited by the  articles  of  incorporation,  a
                  corporation shall be required to indemnify a person who is or was a director of the corporation and who was wholly successful, on the merits or otherwise, in defense of any proceeding to which he was a party, against reasonable expenses incurred by him in connection with the proceeding.

           Section 7-109-104.  Advance of Expenses to Directors.

                  (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                         (a) The director furnishes the corporation a written affirmation of his good-faith belief that he has met the standard of conduct described in Section 7-109-102;

                         (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                         (c) A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

                  (2) The  undertaking  required by paragraph  (b) of subsection
                  (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

                  (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

           Section 7-109-105.  Court-Ordered Indemnification of Directors.

                  (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                         (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                         (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section  7-109-106.   Determination  and  Authorization  of  Indemnification  of
Directors.

                  (1) A corporation  may not indemnify a director  under Section
                  7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under
                  Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

                  (2) The determinations required to be made subsection (1) of this section shall be made:

                         (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                         (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

                  (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection
                  (1) of this section shall be made:

                         (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                         (b) By the shareholders.

                  (4) Authorization of indemnification and evaluation as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible; except that, if the determination that indemnification is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

                  (1)   Unless   otherwise   provided   in   the   articles   of
incorporation:

                         (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                         (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                         (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

           Section 7-109-108.  Insurance.

                         A  corporation  may purchase and maintain  insurance on
                  behalf  of a  person  who  is  or  was  a  director,  officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

           Section 7-109-109.  Limitation of Indemnification of Directors.

                  (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

                  (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

  Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

                         If a corporation  indemnifies or advances expenses to a
                  director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                           Bylaws of GWL&A

           Article II, Section 11.  Indemnification of Directors.

                  The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own wilful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

                  Insofar as  indemnification  for  liability  arising under the
           Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

           (a) BenefitsCorp Equities, Inc. (BCE") currently distributes securities of Great-West Variable Annuity Account A, Maxim Series Account and Pinnacle Series Account in addition to those of the Registrant.

           (b)    Directors and Officers of BCE

                                                                    Position and Offices
Name                     Principal Business Address                          with
Underwriter


Charles P. Nelson               (1)                                 Chairman and President


Robert K. Shaw                  (1)                                 Director

Dennis Low                      (1)                                 Director

Gregg E. Seller          18101 Von Karman Ave.                      Director      and     Vice
President
                         Suite 1460                                 Major Accounts
                         Irvine, CA 92715

John Brown                      (1)                                 Director


Doug L. Wooden                  (1)                                 Director

Jack Baker                      (1)                                 Vice President, Licensing
                                                                    and Contracts

Glen R. Derback                 (1)                                 Treasurer

Beverly A. Byrne                (1)                                 Secretary


Teresa L. Buckley               (1)                                 Compliance Officer

------------


(1)  8515 E. Orchard Road, Englewood, Colorado 80111

   (c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

                      Net
Name of           Underwriting         Compensation
Principal         Discounts and             on               Brokerage
Underwriter              Commissions            Redemption          Commissions
Compensation

BCE                    -0-                     -0-                        -0-
     -0-

Item 30.   Location of Accounts and Records

           All accounts,  books, or other documents required to be maintained by
           Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the registrant through GWL&A, 8515 E. Orchard Road, Englewood, Colorado 80111.

Item 31.   Management Services

           Not Applicable.

Item 32.   Undertakings

           (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

          (d) Registrant represents that in connection with its offering of Group Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as amended, Registrant is relying on the no-action letter issued by the Office of Insurance Products and legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

           (e) Registrant represents that in connection with its offering of Group Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.

           (f) GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A..

                                       S-2
                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 25 to its Registration Statement on Form N-4 to be signed on its behalf, in the City of Englewood, State of Colorado, on this 26 day of ___February_____, 1999.

                             FUTUREFUNDS SERIES ACCOUNT
                             (Registrant)


                             By:           /s/ William T. McCallum
                                    William T. McCallum, President
                                    and Chief Executive Officer of
                                    Great-West Life & Annuity
                                    Insurance Company


                                            GREAT-WEST LIFE & ANNUITY
                                            INSURANCE COMPANY
                                   (Depositor)


                                        By:         /s/ William T. McCallum
                                             William T. McCallum, President
                                                 and Chief Executive Officer

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                                     Date


     /s/ Robert Gratton*
February 26, 1999
Director and Chairman of the Board
(Robert Gratton)


            /s/ William T. McCallum                                             February 26,
1999
Director, President and Chief Executive
Officer (William T. McCallum)


    /s/ Mitchell T. G. Graye
February 26, 1999
Executive Vice President and
Chief Financial Officer
(Mitchell T.G. Graye)


      /s/ James Balog*
February 26, 1999
Director, (James Balog)





Signature and Title                                                     Date


        /s/ James W. Burns*
February 26, 1999
Director, (James W. Burns)


         /s/ Orest T. Dackow*
February 26, 1999
Director (Orest T. Dackow)



February 26, 1999
Director Andre Desmarais


              /s/ Paul Desmarais, Jr*.
February 26, 1999
Director (Paul Desmarais, Jr.)


                                                                        February 26, 1999
Director (Robert G. Graham)


         /s/ N. Berne Hart *                                            February 26, 1999
--------------------------------                                 ------------------
Director (N. Berne Hart)


            /s/ Kevin P. Kavanagh*                                              February 26,
------------------------------------                                    -------------------
1999
Director (Kevin P. Kavanagh)


                                                                        February 26, 1999
Director (William Mackness)


 /s/ Jerry E.A. Nickerson*                                              February 26, 1999
Director (Jerry E.A. Nickerson)


         /s/ P. Michael Pitfield *                                              February 26,
------------------------------------                                    -------------------
1999
Director (P. Michael Pitfield)


         /s/ Michel Plessis-Belair*
February 26, 1999
Director (Michel Plessis-Belair)


             /s/ Brian E. Walsh  *
February 26, 1999
Director (Brian E. Walsh)


*By:         /s/ Lennox
February 26, 1999
        D. C. Lennox
        Attorney-in-fact pursuant to Powers of Attorney filed under Post-Effective Amendment
Nos. 14, 20 and 22 to this Registration Statement.

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